    As filed with the Securities and Exchange Commission on December 24, 2002
                                                 Registration No. 333 - 10118


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


      [ ] Pre-Effective Amendment No. __ [X] Post-Effective Amendment No. 1


                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                600 West Broadway
                           San Diego, California 92101
                    (Address of Principal Executive Offices)

                                 (818) 852-1000
                  (Registrant's Area Code and Telephone Number)

                              Charles H. Field, Jr.
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101
                     (Name And Address Of Agent For Service)

                                    Copy To:

                                Deborah A. Wussow
                    C/O Nicholas-Applegate Capital Management
                          600 West Broadway, 32nd Floor
                           San Diego, California 92101

                             R. Darrell Mounts, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                  Second Floor
                           Washington, D.C. 20036-1800

     Approximate Date of Proposed Public Offering: as soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933. The title of securities being registered is common stock, par value $0.01 per share.

     It is proposed that this filing will go effective on December 24, 2002 pursuant to Rules 485(a) and 461 under the Securities Act of 1933, as amemded.

     No filing fee is required because of Registrant's reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                                    FORM N-14

                 CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents:

  Cover Sheet

  Contents of Registration Statement on Form N-14

  Letter to Shareholders

  Notice of Special Meeting

  Part A - Combined Prospectus/Proxy Statement

  Part B - Statement of Additional Information

  Part C - Other Information

  Signature Page

  Exhibits

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101

                   NICHOLAS-APPLEGATE GLOBAL TECHNOLOGY FUND
                   NICHOLAS-APPLEGATE GLOBAL HEALTH CARE FUND


                                  January 9, 2003


Dear Shareholder:

    The enclosed proxy materials describe a proposal that each of Nicholas-Applegate Global Technology Fund ("Global Technology Fund") and Nicholas-Applegate Global Health Care Fund ("Global Health Care Fund") (each a "Target") reorganize and become part of Nicholas-Applegate Global Select Fund ("Global Select Fund"). Each Target and Global Select Fund (each a "Fund") is a series of Nicholas-Applegate Institutional Funds ("Trust"). If the proposal is approved and implemented in its entirety, each shareholder of a Target will become a shareholder of Global Select Fund.


    You are cordially invited to attend a special meeting of the Targets' shareholders ("Meeting") to be held on February 14, 2003, at 10 a.m., Pacific time, at the Trust's offices, 600 West Broadway, 30th Floor, San Diego, California 92101. At the Meeting, each Target's shareholders will be asked to approve the reorganization involving their Target.



    THE TRUST'S BOARD OF TRUSTEES ("BOARD") BELIEVES THE PROPOSED
REORGANIZATIONS ARE IN THE BEST INTERESTS OF EACH TARGET. ACCORDINGLY, THE BOARD RECOMMENDS THAT YOU VOTE "FOR" APPROVING THE PLAN OF REORGANIZATION AND TERMINATION WITH RESPECT TO YOUR TARGET. THE REORGANIZATION WITH RESPECT TO A TARGET WILL BE EFFECTED ONLY IF APPROVED BY A MAJORITY OF THAT TARGET'S OUTSTANDING SHARES VOTED IN PERSON OR REPRESENTED BY PROXY. YOUR VOTE IS EXTREMELY IMPORTANT. WE HOPE YOU WILL PARTICIPATE BY CASTING YOUR VOTE IN PERSON, OR BY PROXY IF YOU ARE UNABLE TO ATTEND THE MEETING.


    We thank you for your attention to this matter. We look forward to seeing you at the Meeting or receiving your proxy card(s) so your shares may be voted at the Meeting. If you have any questions on voting of proxies or the proposal to be considered at the Meeting, please call us toll-free at 1-800-551-8643.

                                          Very truly yours,

                                          E. Blake Moore, Jr.
                                          President & Chairman of the Board

                              WHAT YOU SHOULD KNOW
                       ABOUT THE PROPOSED REORGANIZATIONS

    Nicholas-Applegate Capital Management LLC ("Nicholas-Applegate") and the Board encourage you to read the enclosed Prospectus/Proxy Statement carefully. The following is designed to provide a brief overview of the proposal and answer some questions you may have about this shareholder vote.

WHAT IS THE PURPOSE OF THE SHAREHOLDER VOTE?

    The vote is to determine whether each Target should be reorganized and become part of another fund managed by Nicholas-Applegate, Global Select Fund. If your Target's shareholders decide in favor of the proposal, you will become a shareholder of Global Select Fund, and that Target will cease to exist.

WHAT IS THE RATIONALE FOR MERGING EACH TARGET WITH GLOBAL SELECT FUND?


    Since their inception, both Targets have had difficulty maintaining an economically viable level of assets. The net assets of Global Technology Fund and Global Health Care Fund as of September 30, 2002, were $16,803,589 and $20,467,352, respectively. As a result, neither Target has achieved the operating efficiencies needed to become economically viable. For years Nicholas-Applegate has contractually waived its fees and absorbed other operating expenses of the Targets so that total operating expenses, excluding certain expenses, do not exceed the percentages set forth in their prospectus. Nicholas-Applegate has indicated that it may not be able to continue to waive its fees and absorb excess operating expenses. By merging the Targets into Global Select Fund, the Targets' shareholders would have the benefit of combining assets with a fund having a similar investment objective and a similar yet broader investment strategy.


WHAT ARE THE ADVANTAGES OF MERGING THESE FUNDS?

    There are three key potential advantages:


    - By combining the Funds' assets, shareholders may enjoy lower expense ratios over time. Larger funds tend to enjoy economies of scale not available to funds with fewer assets under management.



    - These lower costs may lead to stronger performance, since total return to a Fund's shareholders is net of Fund expenses.


    - Global Select Fund will be managed by Catherine Somhegyi Nicholas and Pedro V. Marcal, Jr., seasoned portfolio managers.


    The potential benefits and possible disadvantages are explained in more detail in the enclosed Prospectus/Proxy Statement.


HOW ARE THESE THREE FUNDS ALIKE?


    Each Fund seeks long-term capital appreciation by investing primarily in global equity securities. However, the Targets differ from Global Select Fund with regard to the types of companies in which they invest. Global Technology Fund primarily invests in U.S and foreign companies with business operations in technology and technology-related industries. Global Health Care Fund primarily invests in U.S. and foreign companies with business operations in the health care and health care-related industries. Global Select Fund invests in a broader range of U.S. and foreign companies in different industries that, in Nicholas-Applegate's opinion, represent the "best of the best" globally -- companies that are leaders in their respective industries or emerging players with established history or earnings, easy access to credit and experienced management teams.

HOW IS GLOBAL SELECT FUND MANAGED?


    Nicholas-Applegate emphasizes a team approach to portfolio management. Nicholas-Applegate's international/global equity management team, a group of seasoned portfolio managers and analysts, who currently manage both Targets and Global Select Fund, will continue managing Global Select Fund. Catherine Somhegyi Nicholas, lead portfolio manager for global equities and Pedro V. Marcal, Jr., will be primarily responsible for the day-to-day investment management decisions. Catherine is a member of Nicholas-Applegate's Executive Committee and serves on the Allianz Dresdner Asset Management U.S. Equity Committee. Before joining Nicholas-Applegate in 1987, Catherine was a vice president with Professional Asset Securities, Inc., where she focused on savings and loans and banks. In addition, she was a research analyst for Pacific Century Advisors. She earned her B.S. in business administration, Cum Laude, and her M.B.A. in finance from the University of Southern California. Catherine had more than 17 years of investment experience. Pedro Marcal has responsibilities for portfolio management and research, focusing primarily on Global products. He was previously the lead on the firm's Emerging Countries team. Prior to joining the firm in 1994, Pedro spent five years as an economist at A. B. Laffer, V. A. Canto & Associates, a global economic consulting firm. Pedro was also a trader at A-Mark Precious Metals, a commodities firm. He earned his B.A. in economics from the University of California, San Diego. As part of his undergraduate degree, Pedro spent a year studying development economics at London University. He has 13 years of investment experience.


WHAT HAPPENS IF SHAREHOLDERS DECIDE IN FAVOR OF A REORGANIZATION?

    Shareholders will receive full and fractional Class I shares of Global Select Fund equal in value to their shares of the relevant Target that they owned on the effective date of the reorganizations.

    The net asset value per share of Global Select Fund will not be affected by the transactions. That means the reorganizations will not result in a dilution of any shareholder's interest.

IF THE FUNDS MERGE, WILL THERE BE TAX CONSEQUENCES FOR YOU?


    Unlike a transaction in which you direct Nicholas-Applegate to sell shares of one fund to buy shares of another, an exchange of shares pursuant to a reorganization described herein will not be considered a taxable event. The Funds themselves also will recognize no gains or losses as a result of a reorganization, except with respect to a Target's assets that are sold in connection with its reorganization. Accordingly, you will not have to report any capital gains due to a reorganization, although a Target's shareholders may receive a distribution of ordinary income and/or capital gains immediately before its reorganization to the extent that Target has undistributed income and/or gains.


    You should consult your tax advisor regarding any possible effect a reorganization might have on your tax situation, given your personal circumstances -- particularly regarding state and local taxes.

WHO WILL PAY FOR THE REORGANIZATIONS?


    Nicholas-Applegate will reimburse the Funds for the expenses of the reorganizations, including legal expenses, printing, packaging, and postage, plus the costs of any supplementary solicitation.


WHAT DOES THE BOARD RECOMMEND?

    The Board believes you should vote in favor of the reorganizations. More importantly, however, the Board recommends that you study the issues involved, call us with any questions, and vote promptly to ensure that a quorum of each Target will be represented at the Meeting.

WHERE CAN I GET MORE INFORMATION ABOUT GLOBAL SELECT FUND?

    We hope this Q&A has helped you better understand why we are making this proposal. If you have any questions, we encourage you to call us at 1-800-551-8643.


NICHOLAS-APPLEGATE CAPITAL MANAGEMENT LLC

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                   NICHOLAS-APPLEGATE GLOBAL TECHNOLOGY FUND
                   NICHOLAS-APPLEGATE GLOBAL HEALTH CARE FUND

                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101

                            ------------------------

                                   NOTICE OF
                        SPECIAL MEETING OF SHAREHOLDERS


                        TO BE HELD ON FEBRUARY 14, 2003


                            ------------------------

To the Shareholders:


    A special meeting of shareholders ("Meeting") of Nicholas-Applegate Global Technology Fund and Nicholas-Applegate Global Health Care Fund (each a "Fund"), each a series of Nicholas-Applegate Institutional Funds ("Trust"), will be held on February 14, 2003, at 10:00 a.m., Pacific time, at the Trust's offices, 600 West Broadway, San Diego, California 92101, for the following purposes:



    (1) For the shareholders of each Fund voting separately, to approve a Plan of Reorganization and Termination under which Nicholas-Applegate Global Select Fund ("Global Select Fund"), another series of the Trust, would acquire all the assets of a Fund in exchange solely for Class I shares of Global Select Fund and Global Select Fund's assumption of the Fund's liabilities, followed by the distribution of those shares to the Fund's shareholders.


    (2) To transact other business that properly comes before the Meeting or any adjournment thereof.

    The reorganization proposal is described in the accompanying
Prospectus/Proxy Statement.

    YOUR BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF THE PROPOSAL.

    You are entitled to vote at the Meeting and any adjournment thereof if you owned shares of a Fund at the close of business on November 27, 2002. EACH SHAREHOLDER IS REQUESTED TO SIGN, DATE, AND RETURN THE ENCLOSED PROXY
CARD(S) WITHOUT DELAY, EVEN IF YOU PLAN TO ATTEND THE MEETING. A POSTAGE-PAID ENVELOPE IS ENCLOSED FOR THIS PURPOSE. ANY SHAREHOLDER PRESENT AT THE MEETING MAY VOTE PERSONALLY ON ALL MATTERS BROUGHT BEFORE IT.

                                          By order of the Board of Trustees,

                                          Charles H. Field, Jr., Secretary


January 9, 2003
San Diego, California

                     NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                   NICHOLAS-APPLEGATE GLOBAL TECHNOLOGY FUND
                   NICHOLAS-APPLEGATE GLOBAL HEALTH CARE FUND

                               600 WEST BROADWAY
                          SAN DIEGO, CALIFORNIA 92101

                            ------------------------

                           PROSPECTUS/PROXY STATEMENT


                                JANUARY 9, 2003


                            ------------------------


    This Prospectus/Proxy Statement is being furnished to shareholders of Nicholas-Applegate Global Technology Fund ("Global Technology Fund") and Nicholas-Applegate Global Health Care Fund ("Global Health Care Fund") (each a "Target"), each a series of Nicholas-Applegate Institutional Funds ("Trust"), in connection with the solicitation of proxies by the Trust's Board of Trustees ("Board") for use at a special meeting of the Targets' shareholders to be held on February 14, 2003 ("Meeting"), at 10:00 a.m. Pacific time, and at any adjournment of the Meeting.



    As more fully described in this Prospectus/Proxy Statement, the purpose of the Meeting is to vote on two proposed reorganizations. In each reorganization, Nicholas-Applegate Global Select Fund ("Global Select Fund"), another series of the Trust, would acquire all the assets of a Target in exchange solely for Class I shares of Global Select Fund and Global Select Fund's assumption of all the Target's liabilities, followed by the distribution of those shares to the Target's shareholders (all such transactions involving Global Select Fund and a Target being referred to herein as a "Reorganization"). As a result, each Target shareholder would receive a number of full and fractional Global Select Fund Class I shares equal to the aggregate value of the shareholder Target shares as of the effective date of the Reorganization. As soon as practicable following the distribution of a Target's shares, the Target will be terminated.


    This Prospectus/Proxy Statement sets forth concisely the information about the Reorganizations and Global Select Fund that a shareholder should know before voting on a Reorganization. Additional information is contained in the following:


    - A Statement of Additional Information, dated December 31, 2002, relating to the Reorganizations and including historical financial statements ("SAI"), has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by this reference.



    - The Trust's Prospectus and Statement of Additional Information, each dated July 19, 2002, as supplemented October 2, 2002 and December 20, 2002 ("Pro/SAI"), and its Annual Report to Shareholders for the fiscal year ended March 31, 2002 ("Annual Report"), have been filed with the SEC and are incorporated herein by this reference with respect to each Target and Global Select Fund (each a "Fund").


    Copies of the documents listed above may be obtained without charge, and further inquiries may be made, by writing to Nicholas-Applegate Institutional Funds, Attn: Mutual Fund Operations, 600 West Broadway, Suite 3200, San Diego, CA 92101, or by calling toll-free 1-800-551-8643. In addition, the SEC maintains a Website (http://www.sec.gov) that contains the Pro/SAI and other material incorporated herein by reference, together with other information regarding the Funds.

    Investors are advised to read and retain this Prospectus/Proxy Statement for future reference.

    Each Fund is a separate series of the Trust, a Delaware business trust registered as an open-end management investment company. Nicholas-Applegate Capital Management LLC, a Delaware limited liability company ("Nicholas-Applegate"), serves as the investment adviser to each Fund. Each Fund's investment objective is to seek maximum long-term capital appreciation.


    This Prospectus/Proxy Statement will first be mailed to shareholders on or about January 9, 2003. D.F. King & Co., Inc. may be paid to solicit shareholders on behalf of the Targets at an anticipated cost of approximately $2,500 per Target. The Targets may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid on a per-call basis for vote-by-telephone solicitations on behalf of the Targets at an anticipated cost of approximately $1,000 per Target. If the Targets record votes by telephone or through the internet, they will use procedures designed to authenticate shareholders' identities, to allow shareholders to authorize the voting of their shares in accordance with their instructions, and to confirm that that their instructions have been properly recorded. Proxies voted by telephone or through the internet may be revoked at any time before they are voted in the same manner that proxies voted by mail may be revoked. The Trust does not hold annual shareholder meetings. Shareholders wishing to submit their proposals for inclusion in a proxy statement for a subsequent shareholder meeting should send their written proposals to the Secretary of the Trust, 600 West Broadway, San Diego, California 92101.


    THE SHARES OFFERED BY THIS PROSPECTUS/PROXY STATEMENT ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS


                                                                PAGE
                                                              --------
SYNOPSIS....................................................     1

    The Proposed Reorganizations............................     1
    Comparative Fee Table...................................     1
    Example of Effect on Fund Expenses......................     3
    Comparison of Investment Objectives, Principal
     Investment Strategies, and Risks.......................     3
    Performance of the Funds................................     4
    Form of Organization....................................     5
    Investment Adviser and Investment Advisory Fees.........     5
    Expense Waivers.........................................     6
    Operations of Global Select Fund Following the
     Reorganizations........................................     6
    Dividends and Other Distributions.......................     7
    Federal Income Tax Consequences of the
     Reorganizations........................................     8

PRINCIPAL RISK FACTORS......................................     8

THE PROPOSED TRANSACTIONS...................................     9

    Reorganization Plan.....................................     9
    Reasons for the Reorganizations.........................     10
    Description of Securities to Be Issued..................     11
    Federal Income Tax Considerations.......................     11
    Capitalization..........................................     12

VOTING INFORMATION..........................................     13

ADDITIONAL INFORMATION ABOUT THE FUNDS......................     14

INFORMATION CONCERNING ADVISER, DISTRIBUTOR, AND AFFILIATED
COMPANIES...................................................     14

MISCELLANEOUS...............................................     15

OTHER BUSINESS..............................................     15

BOARD RECOMMENDATION........................................     15

APPENDIX A -- Form of Plan of Reorganization and
Termination.................................................    A-1
APPENDIX B -- Additional Information Regarding Global Select
Fund........................................................    B-1
APPENDIX C -- Global Select Fund's Review, Outlook and
Performance.................................................    C-1
APPENDIX D -- Principal Shareholders........................    D-1

                                    SYNOPSIS


    The following is a summary of certain information contained elsewhere in
(1) this Prospectus/Proxy Statement, (2) the SAI, the Pro/SAI with respect to each Fund, and the Annual Report with respect to each Fund (each of which is incorporated herein by reference and thus is legally part of this Prospectus/Proxy Statement), and (3) the Plan of Reorganization and Termination ("Reorganization Plan") (the form of which is attached as Appendix A to this Prospectus/Proxy Statement). As discussed more fully below, the Board believes that the Reorganizations will benefit shareholders of each Target. The Funds have the same investment objective and have similar investment policies and strategies, although the Targets differ from Global Select Fund with regard to the types of companies in which they invest.


THE PROPOSED REORGANIZATIONS


    The Board considered and approved the terms of the Reorganizations at a meeting held on October 7, 2002. The Board also considered and adopted the Reorganization Plan at a meeting held on November 8, 2002. The Reorganization Plan provides for Global Select Fund's acquisition of all the assets of each Target in exchange solely for Class I shares of beneficial interest in Global Select Fund and Global Select Fund's assumption of all the liabilities of each Target, all as of the close of business on February 14, 2003, or a later date when the Reorganization Plan is approved and all contingencies have been met ("Effective Time"). Under the terms of the Reorganization Plan, each Target then would distribute those Global Select Fund shares to its shareholders of record determined as of the Effective Time ("Shareholders"), so that each Shareholder would receive the number of full and fractional Global Select Fund Class I shares that is equal in value to the Shareholder's Target shares as of the Effective Time. Each Target would be terminated as soon as practicable thereafter.


    For the reasons set forth below under "The Proposed Transaction -- Reasons for the Reorganization," the Board, including the trustees who are not "interested persons" (as that term is defined in section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act")) of the Trust ("Independent Trustees"), has determined that each Reorganization is in the best interests of both Funds participating therein, that the terms of each Reorganization are fair and reasonable, and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganizations. Accordingly, the Board recommends approval of the Reorganization Plan.

COMPARATIVE FEE TABLE


    Like all mutual funds, the Funds incur certain expenses in their operations, and as a shareholder you pay these expenses indirectly. The tables below compare annual operating expenses for each Target's shares and Global Select Fund's Class I shares for the fiscal year ended March 31, 2002, and PRO FORMA expenses, based on those annual operating expenses for Global Select Fund's Class I shares assuming the Reorganization Plan is approved and effected with respect to both Targets. (PRO FORMA expenses would not significantly differ under various combination scenario because of the expense waiver agreement then in effect for Global Select Fund and because no reduction in Global Select Fund's "Other Expenses" is reflected in the PRO FORMA expenses. There will be no increase in gross "Other Expenses" due to the acquisition of Global Technology Fund as it is related to the Mauritius entity.) (Global Select Fund also offers Class R shares, which are not involved in the proposed Reorganizations.)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets) (as a percentage of average net assets)


                                       GLOBAL         GLOBAL         GLOBAL       COMBINED FUND
                                    SELECT FUND     TECHNOLOGY    HEALTH CARE       (CLASS I)
                                     (CLASS I)         FUND           FUND         (PRO FORMA)
                                    ------------   ------------   ------------   ---------------
Management Fees...................        .80%          1.00%          1.00%            0.80%
Distribution (12b-1) Fees.........       None           None           None             None
Other Expenses....................       0.57%          0.46%          0.36%            0.57%(3)
Total Annual Fund Operating.......       1.37%          1.46%          1.36%            1.37%(2)
Expenses
Waiver of Fund Expenses (1).......      (0.14%)        (0.02%)           --            (0.14%)
Net Expenses......................       1.23%(1)       1.44%          1.36%(4)         1.23%



(1) Nicholas-Applegate contractually has agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, brokerage, the expenses incurred from the creation and operation of the Mauritius entity, if any, and extraordinary expenses, do not exceed the percentages set forth in "Expense Waivers" below for the Targets' shares and Global Select Fund's Class I shares through March 31, 2003. The table above reflects the expense waiver in effect on March 31, 2002. In subsequent years, overall operating expenses for each Fund will not fall below the applicable percentage limitation until Nicholas-Applegate has been fully reimbursed for fees waived and expenses paid under the expense limitation agreement, as each Fund will reimburse Nicholas-Applegate in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation. Such waived fees and paid expenses are subject to possible later reimbursement by the Funds to Nicholas-Applegate over certain periods. Any expense waivers that have not been fully recouped by Nicholas-Applegate from a Fund as of the Effective Time of the Reorganization will never be payable by the Combined Fund. Each Fund's actual "Other Expenses" and "Total Annual Fund Operating Expenses" were lower than the figures shown. The difference between the "Net Expenses" and the fee cap was largely attributable to taxes and interest payments which were excluded under the expense limitation agreement. For additional information, see "Expense Waivers" below.



(2) Nicholas-Applegate has agreed to reduce its management fee to an annual rate of 0.65%, and its administrative services fee to 0.07% from 0.10%, of average daily net assets effective January 22, 2003. In addition, the Board of Trustees has approved the adoption of a Shareholder Service Plan under which the Combined Fund will pay a shareholder services fee at an annual rate of .08% of its average daily net assets effective January 22, 2003. The net effect of these fee changes will result in a reduction of fees paid to the Fund's investment adviser and distributor of 0.10% of its average daily net assets.



(3) Nicholas-Applegate expects that a portion of the brokerage commissions that the Combined Fund will pay will be used to reduce the Fund's expenses. Nicholas-Applegate also expects the Combined Fund to enter into an expense offset arrangement with its custodian and other agents that will reduce its custodian fee based on the amount of securities the Fund loans to third parties. In addition, Nichoals-Applegate expects that the Fund's custodian will reduce its custodian fees based upon the amount of cash that the Fund will maintain with the custodian. "Other Expenses" do not take into account these expected expense reductions, and are therefore higher than the expected expenses of the Combined Fund. If these expected expense reductions were taken into account, the estimated "Total Annual Fund Operating Expenses" for the Combined Fund would be 1.04%.



(4) As a result of a decrease in assets under management, the Fund's total expense ratio for the period ended September 30, 2002 was 1.60% of its average daily net assets.

EXAMPLE OF EFFECT ON FUND EXPENSES

    The following Example is intended to help you compare the cost of investing in each Target's shares with the cost of investing in Global Select Fund
Class I shares assuming the Reorganization Plan has been approved and effected with respect to both Targets.

    The Example assumes that you invest $10,000 in shares of the specified Fund (Class I in the case of Global Select Fund) for the time periods indicated and then redeem all those shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                              ONE YEAR    THREE YEARS    FIVE YEARS   TEN YEARS
                                              ---------   ------------   ----------   ---------
Global Select Fund..........................    $110          $439          $780       $1,795
(Class I)
Global Technology Fund......................    $151          $481          $845       $1,926
Global Health Care Fund.....................    $143          $450          $789       $1,796
Combined Fund* (Class I)....................    $110          $439          $780       $1,795

* The example for the combined Fund does not take into account any offset arrangements that the combined Fund will enter into with its brokers, custodians and third party service providers. If the offset credits described were to be applied to the above example, your cost for the 1,3,5 and 10 year periods would be $109, $344, $603, $1,374, respectively.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES,
  AND RISKS

    Each Fund's investment objective is long-term capital appreciation. Global Select Fund invests in equity securities of companies that in Nicholas-Applegate's opinion represent the "best of the best" globally. Global Technology Fund invests in the equity securities of U.S. and foreign companies with business operations in technology and technology-related industries. Global Health Care Fund, a non-diversified fund, invests in equity securities of U.S. and foreign companies with business operations in the health care and health care-related industries.

    The Funds have similar investment strategies. In analyzing specific companies for possible investment, each Fund ordinarily looks for several of the following characteristics: above-average per share earnings growth; high return on invested capital; a healthy balance sheet; sound financial and accounting policies and overall financial strength; strong competitive advantages; effective research and product development and marketing; development of new technologies; efficient service; pricing flexibility; strong management; and general operating characteristics that will enable the companies to compete successfully in their respective markets. Each Fund considers whether to sell a particular security when any of those factors materially changes.


    Each Fund invests in securities of issuers in countries that are expected to provide the best opportunities to achieve the Fund's investment objective. Each Fund normally invests at least 80% of its assets in the securities of companies located in at least three different countries, one of which may be the United States. The Funds differ in the types of companies in which they invest. Global Select Fund normally invests at least 75% of its assets in equity securities. Global Technology Fund normally invests at least 80% of its assets in technology-related equity securities. Global Health Care Fund normally invests at least 80% of its assets in health care sector equity securities and may invest a significant portion of its assets in the securities of U.S. issuers. Each Fund also may invest in companies located in countries with emerging securities markets.


    Each Fund is subject to the risks of stock market volatility, foreign securities, securities lending, and active portfolio trading. The foreign securities risks are further affected by other factors such as currency exchange rates, political and economic conditions in the foreign countries, foreign regulations, liquidity of foreign securities markets, and stability of foreign governments. Each Target is subject to the additional risks of investing in a specific sector and smaller issuers. Unlike Global Select Fund and Global Technology Fund, Global Health Care Fund, as a non-diversified fund, is more susceptible to a single economic, political, or regulatory event affecting the issuers in which it invests than is a diversified fund.


    In addition to the risks discussed above, the Funds are subject to other principal risks. See "Principal Risk Factors" below.


    OTHER POLICIES OF THE FUNDS. Each Fund may invest in illiquid securities, including securities that are subject to restrictions on resale and securities that are not readily marketable, and in restricted securities that may be resold to institutional investors. Each Fund also may enter into repurchase agreements with member banks of the Federal Reserve System, registered broker-dealers, and registered U.S. government securities dealers. In addition, each Fund may seek to earn additional income by lending its portfolio securities to qualified brokers, dealers, banks, or other financial institutions, on a fully collateralized basis. Each Fund also may invest in corporate debt securities, zero coupon securities, commercial paper, bank instruments, demand instruments, government obligations, variable and floating rate instruments, asset-backed securities, futures contracts and options thereon, put and call options on securities and securities indices, foreign government securities, Eurodollar convertible securities, Eurodollar and Yankee dollar instruments, foreign currency transactions, options on foreign currencies, forward currency contracts, interest rate or financial futures contracts, preferred stock, swap options, swap agreements, and securities of other investment companies. Each Fund also may enter into reverse repurchase agreements and when-issued transactions.

    In response to adverse market, economic, political, or other conditions, each Fund may temporarily depart from its principal investment strategies by investing its assets in cash, cash items, and short-term, higher quality debt securities. Each Fund may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. A Fund's defensive posture may result in its failing to achieve its investment objective.

PERFORMANCE OF THE FUNDS

    The following tables show how each Fund has performed in the past. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE RESULTS.

YEAR-BY-YEAR TOTAL RETURN AS OF 12/31 EACH YEAR (%)

    The table below shows the percentage gain or loss for each Fund's shares (Class I shares in the case of Global Select Fund) in each calendar year since those shares' inception. (Global Select Fund Class R shares are not included because they are not involved in the Reorganizations.) The table provides some indication of the risks of investing in each Fund by showing how each Fund's return has varied from year-to-year.

                                                         GLOBAL           GLOBAL           GLOBAL
                                                      SELECT FUND       TECHNOLOGY      HEALTH CARE
                                                       (CLASS I)           FUND             FUND
                                                     --------------   --------------   --------------
   1998............................................         46.18          --                --
   1999............................................        129.35           493.76           --
   2000............................................        -15.15           -36.91              96.17
   2001............................................        -20.37           -49.26              -9.53
Best Quarter.......................................        Q4 '99           Q4 '99             Q1 '01
                                                           +63.08%          +97.59%             60.37%

Worst Quarter......................................        Q1 '00           Q1' 01              Q1 01
                                                           -21.17%          -43.08%            -22.65%

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/01 (%) (1)

                                                                               SINCE INCEPTION
GLOBAL SELECT FUND (CLASS I)                                      1 YEAR          (9/30/97)
Before Taxes................................................          -20.37%       20.86%
After Taxes on Distributions................................          -20.37        14.11
After Taxes on Distributions and Sale of Fund Shares (2)....          -12.40        14.85
MSCI All Country World Index Free...........................          -15.91         1.89

                                                                               SINCE INCEPTION
GLOBAL TECHNOLOGY FUND                                            1 YEAR          (7/31/98)
Before Taxes................................................          -49.26%       44.04%
After Taxes on Distributions................................          -49.26        33.48
After Taxes on Distributions and Sale of Fund Shares (2)....          -30.00        35.91
Merrill Lynch 100 Technology................................          -32.55         8.88

                                                                               SINCE INCEPTION
GLOBAL HEALTH CARE FUND                                           1 YEAR          (8/31/99)
Before Taxes................................................           -9.53%       53.98%
After Taxes on Distributions................................           -9.53        48.22
After Taxes on Distributions and Sale of Fund Shares (2)....           -5.80        42.35
Russell 3000 Healthcare Index...............................          -11.83         6.02

(1) The returns in these tables would have been lower if Nicholas-Applegate had not waived a portion of its management fees and absorbed a portion of each Fund's expenses. See "Expense Waivers" below.

(2) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

FORM OF ORGANIZATION

    The Trust is an open-end management investment company currently offering several separate portfolios. It was organized in December 1992 as a business trust under the laws of Delaware. On July 24, 1998, the Nicholas-Applegate Mutual Funds complex changed from a "master-feeder" investment structure (under which those funds invested all their assets in portfolios of the Trust) to a multi-class structure, and the Trust was liquidated. In May 1999 the Trust was reactivated, and substantially all the institutional assets of the Nicholas-Applegate Mutual Funds were transferred to it in a tax-free exchange for Class I shares of the Trust's series, which for accounting purposes is treated as a continuation of the Trust's former portfolios.

INVESTMENT ADVISER AND INVESTMENT ADVISORY FEES

    Nicholas-Applegate is each Fund's investment adviser. In this capacity, Nicholas-Applegate supervises all aspects of each Fund's operations and makes and implements all investment decisions for the Funds.


    The Global Technology Fund may when feasible invest in the Indian stock markets through Nicholas-Applegate Southeast Asia Fund, Ltd, a subsidiary company of the Fund and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what

Nicholas-Applegate considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia Markets where deemed appropriate or advisable by Nicholas-Applegate. The Fund and Mauritius Subsidiary will be treated as one entity, and their holdings of investments are aggregated, for the purposes of applying the investment and borrowing restrictions. All investments made by the Mauritius Subsidiary will form part of the assets of the Fund and will be disclosed in the schedules of investments of the Fund.



    Nicholas-Applegate is currently paid the following: (1) by Global Select Fund, a monthly management fee computed at the annual rate of 0.80% of its average daily net assets; and (2) by each Target, a monthly management fee computed at the annual rate of 1.00% of its average daily net assets. Nicholas-Applegate has agreed to reduce its management fee to an annual rate of 0.65% and its administrative services fee to 0.07% from 0.10% of average daily net assets effective January 22, 2003. In addition, the Board of Trustees has approved the adoption of a Shareholder Service Plan under which the combined Fund will pay a shareholder services fee at an annual rate of 0.08% of its average daily net assets effective January 22, 2003. The net effect of these fee changes will result in a reduction of fees paid to the Fund's investment adviser and distributor of 0.10% of its average daily net assets.


EXPENSE WAIVERS


    Nicholas-Applegate has contractually agreed to waive its fees and absorb other operating expenses of the Funds so that total operating expenses, excluding taxes, interest, brokerage, expenses paid under any off set arrangements with brokers, custodians and third party service providers, if any, the expenses incurred from the creation and operation of the Mauritius entity, if any, and extraordinary expenses, do not exceed the percentages set forth below for the Targets' shares and Global Select Fund's Class I shares through March 31, 2003. In subsequent years, overall operating expenses for each Fund will not fall below the applicable percentage limitation until Nicholas-Applegate has been fully reimbursed for fees waived and expenses paid under the expense limitation agreement (collectively "reimbursable amounts"), as each Fund will reimburse Nicholas-Applegate in subsequent years when operating expenses (before reimbursement) are less than the applicable percentage limitation. Reimbursable amounts waived or absorbed prior to July 24, 1998, may be reimbursed by the Funds within five years of that date; reimbursable amounts waived or absorbed from July 25, 1998, through May 7, 1999, may be reimbursed by the Funds within five years after the year in which they are waived or absorbed; and reimbursable amounts waived or absorbed after May 7, 1999, may be reimbursed by the Funds within three years after the year in which they are waived or absorbed. Any expense waivers that have not been recouped by Nicholas-Applegate from a Fund as of the Effective Time of the Reorganization will never be payable by the Combined Fund.



Global Technology....................  1.40%

Global Health Care...................  1.40%

Global Select........................  1.20% (prior to July 1, 2002)

                                       1.05% (July 1, 2002 through
                                       January 21, 2003)

                                       1.10% (after January 21, 2003)


OPERATIONS OF GLOBAL SELECT FUND FOLLOWING THE REORGANIZATIONS


    As indicated above, the Funds' investment objectives and policies are substantially similar, although each Target concentrates in companies of certain sectors. Based on its review of each Fund's investment portfolio, not withstanding Nicholas-Applegate's belief that most of the assets each Target holds will be consistent with Global Select Fund's investment policies and thus can be transferred to and held by Global Select Fund if the Reorganization Plan is approved for both Targets, Nicholas-Applegate expects that with respect to Global Technology Fund, less than the majority of its assets may be sold prior to the Reorganization, and with respect to Global Health Care Fund, a majority of its assets may be sold prior to the Reorganization. If, however, either Target has any assets that Global Select Fund may not hold, those assets will be sold prior to the Reorganizations. The proceeds of those sales will be held in temporary investments or reinvested in assets that Global Select Fund may hold. The possible need for either Target to dispose of assets prior to the Reorganizations could result in selling securities at a disadvantageous time and could result in a Target's realizing losses that would not otherwise have been realized. Alternatively, these sales could result in a Target's realizing gains that would not otherwise have been realized, the net proceeds of which would be included in a distribution to its shareholders prior to the Reorganizations. Nicholas-Applegate does not anticipate that sales of these securities will result in significant net capital gains, if any, for each Target.



    PURCHASES. Effective October 2, 2002, the Targets ceased accepting investment subscriptions. Global Select Fund's shares may be purchased by wire transfer, telephone exchange, or check by mail. They are sold on a continuous basis at the net asset value ("NAV") per share next calculated after receipt of a purchase order in good form, for example, a properly completed account application and check. Global Select Fund's NAV per share is computed separately and is determined once each day that the New York Stock Exchange is open ("Business Day") as of the close of regular trading on the Exchange but may also be computed at other times. For a more complete discussion of Global Select Fund's share purchase policies, see "Purchases and Redemptions" in Appendix B.


    REDEMPTIONS. Procedures to redeem shares in each Fund are identical. Each Fund's shares may be redeemed by wire transfer, telephone exchange, or check by mail. Redemptions are made at the NAV per share next determined after a request in proper form is received at the Trust's office. If shares were purchased with a check that has not yet cleared, payment will be delayed until after the check has cleared, which can take up to 15 calendar days. The maximum amount that may be redeemed by telephone, regardless of account size, is $50,000. Redemptions by a corporation, trust, or fiduciary may have special requirements. Each Fund reserves the right to make payment wholly or partly in shares of readily marketable investment securities. For a more complete discussion of each Fund's share redemption policies, see "Purchases and Redemptions" in Appendix B.

    Redemptions of a Target's shares may be effected through the Effective Time.

    EXCHANGES. Each Fund's shares may be exchanged for shares of the same class of another Nicholas-Applegate mutual fund on the basis of their respective NAVs at the time of the exchange. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another fund. After the Reorganizations, Global Select Fund Class I shares will continue to be exchangeable for Class I shares of any other Nicholas-Applegate mutual fund. For a more complete discussion of Global Select Fund's exchange policies, see "Exchanges" in Appendix B.

DIVIDENDS AND OTHER DISTRIBUTIONS

    Each Fund earns investment income in the form of dividends and interest on investments. Dividends each Fund pays are based solely on its investment income. Each Fund's policy is to annually distribute most or all of its net earnings in the form of dividends to its shareholders, at the discretion of the Board. Dividends are automatically reinvested in additional shares of the distributing Fund at the NAV per share on the payable date unless otherwise requested.

    Each Fund also realizes capital gains and losses when it sells securities for more or less than it paid. If a Fund's total gains on these sales exceed total losses thereon (including losses carried forward from previous years), the Fund has net capital gains. Net realized capital gains, if any, are distributed to each Fund's shareholders at least annually, usually in November or December. Capital gain distributions are automatically reinvested in additional shares of the distributing Fund on the payable date unless otherwise requested.

    At or before the Effective Time, each Target will declare as a distribution substantially all of its previously undistributed net investment income and net realized capital gains, if any, and will distribute that amount to continue to maintain its tax status as a regulated investment company.

FEDERAL INCOME TAX CONSEQUENCES OF THE REORGANIZATIONS


    The Trust will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, to the effect that each Reorganization will constitute a tax-free reorganization within the meaning of section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"). Accordingly, neither any Fund nor their shareholders will recognize any gain or loss as a direct result of the Reorganizations. See "The Proposed Transaction -- Federal Income Tax Considerations" below. To the extent a Target sells securities prior to the Effective Time, it may recognize net gains or losses. Any net gains recognized on those sales would increase the amount of any distribution that Target must make to its shareholders before the Effective Time.


                             PRINCIPAL RISK FACTORS


    Because the Funds have the same investment objective and substantially similar investment policies, an investment in Global Select Fund is subject to many of the same specific risks as an investment in either Target, as well as the general risks arising from investing in any mutual fund. There is no guarantee that a Fund will achieve its investment objective or that it will not lose principal value. Loss of money is one of the risks of investing in the Funds.


    The principal specific risks associated with investing in the Funds include the following:

    MARKET RISK. The prices of equity securities change in response to many factors, including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Stock prices are unpredictable, may fall suddenly, and may continue to fall for extended periods.

    FOREIGN SECURITIES RISKS. The prices of foreign securities may be further affected by other factors, including:

    CURRENCY EXCHANGE RATES--the dollar value of a Fund's foreign investments will be affected by changes in the exchange rates between the dollar and the currencies in which those investments are traded.

    POLITICAL AND ECONOMIC CONDITIONS--the value of a Fund's foreign investments may be adversely affected by political and social instability in their issuers' home countries and by changes in economic or fiscal policies in those countries.

    REGULATION--Foreign companies generally are subject to less stringent regulations, including financial and accounting controls, than are U.S. companies. As a result, there generally is less publicly available information about foreign companies than about U.S. companies.

    MARKETS--The securities markets of other countries are smaller than U.S. securities markets. As a result, many foreign securities may be less liquid and their prices may be more volatile than U.S. securities.

    EMERGING SECURITIES MARKETS--To the extent a Fund invests in countries with emerging markets, the foreign securities risks are magnified because these countries may have unstable governments and less established markets.

    SECURITIES LENDING RISK. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis, and a Fund may therefore lose the opportunity to sell the securities at a desirable price.

    ACTIVE PORTFOLIO TRADING. A high portfolio turnover rate has the potential to generate more taxable short-term gains for shareholders and may have an adverse effect on a Fund's after tax performance.

    SECTOR RISK. Unlike Global Select Fund, each Target also is subject to sector risk. Sector risk for Global Technology Fund entails the possibility that the technology sector may perform differently than other sectors or the market as a whole, and its performance will be more susceptible to any economic, business, or other developments that generally affect the technology sector. The value of Global Health Care Fund shares is particularly vulnerable to factors affecting the health care industry, such as substantial government regulation, which may impact the demand for products and services offered by health care companies. Also, the products and services offered by the health care companies may be subject to rapid obsolescence caused by scientific advances and technology innovations. Because Global Health Care Fund focuses its investments in the health care industry, the value of its shares may rise and fall more than the value of shares of a fund that invests more broadly.

    SMALLER ISSUERS RISK. Global Technology Fund may be subject to the additional risk of investing in smaller issuers. Investments in small-capitalization companies entail greater risk because these companies may have unproven track records, limited product or service base, and limited access to capital and may be more likely to fail than larger, more established companies. Information regarding smaller companies may be less available, incomplete, or inaccurate, and their securities may trade less frequently than those of larger companies.


    Because Global Health Care Fund is a non-diversified investment company, it is more susceptible to any single economic, political, or regulatory event affecting the issuers in which it invests than is a diversified fund.


                           THE PROPOSED TRANSACTIONS

REORGANIZATION PLAN

    The terms and conditions under which the proposed Reorganizations will be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, the form of which is attached as Appendix A to this Prospectus/Proxy Statement.

    The Reorganization Plan provides for (a) Global Select Fund's acquisition as of the Effective Time of all the assets of each Target in exchange solely for Global Select Fund Class I shares and Global Select Fund's assumption of all liabilities of each Target and (b) the distribution of those shares to each Target's Shareholders.

    A Target's assets to be acquired by Global Select Fund include all cash, cash equivalents, securities, receivables, claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on the Target's books, and other property owned by the Target at the Effective Time. Global Select Fund will assume from each Target all its liabilities, debts, obligations, and duties of whatever kind or nature; provided, however, that each Target will use its best efforts to discharge all its known liabilities before the Effective Time.

    The value of each Target's assets to be acquired by Global Select Fund and the NAV per share of Global Select Fund shares to be exchanged for those assets will be determined as of the close of regular trading on the New York Stock Exchange on the date of the Effective Time, using the valuation procedures described in the Pro/SAI. Each Target's net value will be the value of its assets to be acquired by Global Select Fund, less the amount of its liabilities, as of that close.


    At, or as soon as practicable after, the Effective Time, each Target will distribute the Global Select Fund shares it receives pro rata to its Shareholders, so that each Shareholder will receive a number of full and fractional Global Select Fund Class I shares equal in aggregate value to the Shareholder's Target shares as of the Effective Time. The shares will be distributed by opening accounts on Global Select Fund's books in the names of the Shareholders and by transferring to those accounts the shares previously credited to the Target's account on those books. Fractional Global Select Fund shares will be rounded to the third decimal place. Each Target will be terminated as soon as practicable after the share distribution.


    Because Global Select Fund shares will be issued at their NAV in exchange for the net assets of each Target, the aggregate value of Global Select Fund shares issued to Shareholders will equal the aggregate value of their Target shares. The NAV per share of Global Select Fund will be unchanged by the transactions. Thus, the Reorganizations will not result in a dilution of any shareholder's interest.

    Any transfer taxes payable on the issuance of Global Select Fund shares in a name other than that of the registered Shareholder will be paid by the person to whom those shares are to be issued as a condition of the transfer. Any reporting responsibility of a Target to a public authority will continue to be its responsibility until it is dissolved.


    The entire cost of the Reorganizations, including professional fees and the cost of soliciting proxies for the Meeting, consisting principally of printing and mailing expenses, together with the cost of any supplementary solicitation, will be borne by Nicholas-Applegate. In approving each Reorganization, the Board considered the fact that each Target may benefit from the operating efficiencies often associated with larger mutual funds, and the alternative to the Reorganizations (which is to liquidate each Target) and the consequences of such a liquidation to each Target's shareholder. After such consideration, the Board found that each Reorganization is in the best interests of both Funds participating therein.


    The consummation of each Reorganization is subject to a number of conditions set forth in the Reorganization Plan (not including consummation of the other Reorganization), some of which may be waived by either Fund. In addition, the Trust may amend the Reorganization Plan in any manner, except that no amendment may be made subsequent to the Meeting that has a material adverse effect on the interests of a Target's shareholders.

REASONS FOR THE REORGANIZATIONS

    The Board, including a majority of the Independent Trustees, has determined that each Reorganization is in the best interests of both Funds participating therein, that the terms of each Reorganization are fair and reasonable, and that the interests of each Fund's shareholders will not be diluted as a result of the Reorganizations. In approving the Reorganizations, the Board, including a majority of the Independent Trustees, considered a number of factors, including the following:

    (1) the compatibility of the Funds' investment objectives, policies, and restrictions;

    (2) each Fund's relative investment performance;

    (3) each Fund's relative asset size;

    (4) the investment experience and expertise of each Fund's portfolio managers;

    (5) the effect of the Reorganizations on the Funds' expected investment performance;

    (6) the effect of the Reorganizations on each Fund's expense ratio relative to its current expense ratio;

    (7) the tax consequences of the Reorganizations;

    (8) the effect of the Reorganizations on each Fund's shareholders' rights;

    (9) the potential benefits of the Reorganizations to Nicholas-Applegate and other persons; and

    (10) the alternatives to the Reorganizations.


    Nicholas-Applegate recommended the Reorganizations to the Board at meetings thereof held on October 7, 2002 and November 8, 2002. In recommending the Reorganizations, Nicholas-Applegate advised the Board that the investment advisory and administration fee schedule applicable to Global Select Fund is less than that currently in effect for each Target and it is likely that Nicholas-Applegate would not be able to continue to waive its fees and absorb the Targets' excess operating expenses. The Board considered the fact that Global Select Fund has a lower overall expense ratio, that Catherine Somhegyi Nicholas is its portfolio manager, and that the Targets have had difficulty in maintaining sufficient assets to become economically viable. The Board also considered that the Funds have an identical investment objective and similar investment strategies. Further, Nicholas-Applegate advised the Board that, because Global Select Fund has greater net assets than either Target, combining the Funds could reduce the expenses Global Select Fund bears as a percentage of net assets. Nicholas-Applegate also advised the Board that any reduction in the Funds' expense ratios as a result of the Reorganizations could benefit Nicholas-Applegate by reducing or eliminating any reimbursements or waivers of expenses resulting from its obligation to limit each Fund's expenses.


DESCRIPTION OF SECURITIES TO BE ISSUED

    The Trust is registered with the SEC as an open-end management investment company. Fund shares entitle their holders to one vote per full share and fractional votes for fractional shares held. Each Target currently has only Class I shares outstanding. Global Select Fund has outstanding Class I and
Class R shares, but only the Class I shares are involved in the Reorganizations. If the Reorganization Plan is approved with respect to a Target, each Shareholder thereof will receive Global Select Fund Class I shares.

    The Funds do not hold annual meetings of shareholders. There normally will be no meetings of shareholders for the purpose of electing trustees unless fewer than a majority of the trustees holding office have been elected by shareholders, at which time the trustees then in office will call a shareholders' meeting for the election of trustees. The trustees will call annual or special meetings of shareholders for action by shareholder vote as required by the 1940 Act or the Trust's Declaration of Trust or at their discretion.

FEDERAL INCOME TAX CONSIDERATIONS

    The exchange of a Target's assets for Global Select Fund Class I shares and Global Select Fund's assumption of that Target's liabilities is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a)(1)(C) of the Code. The Trust will receive an opinion of its counsel, Kirkpatrick & Lockhart LLP, substantially to the effect that, with respect to each Reorganization --


           (1) Global Select Fund's acquisition of the Target's assets in exchange solely for Global Select Fund shares and Global Select Fund's assumption of the Target's liabilities, followed by the Target's distribution of those shares pro rata to its Shareholders constructively in exchange for their Target shares, will qualify as a "reorganization" as defined in section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

           (2) The Target will recognize no gain or loss on the transfer of its assets to Global Select Fund in exchange solely for Global Select Fund shares and Global Select Fund's assumption of the Target's liabilities or on the subsequent distribution of those shares to the Target's Shareholders in constructive exchange for their Target shares;


           (3) Global Select Fund will recognize no gain or loss on its receipt of the transferred assets in exchange solely for Global Select Fund shares and its assumption of the Target's liabilities;

           (4) Global Select Fund's basis in the transferred assets will be the same as the Target's basis therein immediately before the Reorganization, and Global Select Fund's holding period for those assets will include the Target's holding period therefor;

           (5) A Shareholder will recognize no gain or loss on the constructive exchange of all its Target shares solely for Global Select Fund shares pursuant to the Reorganization; and

           (6) A Shareholder's aggregate basis in the Global Select Fund shares it receives in the Reorganization will be the same as the aggregate basis in its Target shares it constructively surrenders in exchange for those Global Select Fund shares, and its holding period for those Global Select Fund shares will include its holding period for those Target shares, provided the shareholder holds them as capital assets at the Effective Time.


    The tax opinion will state that no opinion is expressed as to the effect of a Reorganization on the Funds participating therein or any Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Global Select Fund's utilization after a Reorganization of
(1) carryovers of pre-Reorganization capital losses realized by the Target participating therein and (2) certain capital losses (i.e., those attributable to that Target's built-in unrealized capital losses as of the Effective Time) that Global Select Fund realizes after the Reorganization and otherwise would use to offset its capital gains will be subject to limitation under the Code. That limitation, which is applied annually, is the Target's NAV at the time of the Reorganization multiplied by the long-term tax-exempt rate (4.65% for December 2002).


    Target shareholders should consult their tax advisers regarding the effect, if any, of the Reorganizations in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganizations, those shareholders also should consult their tax advisers about state and local tax consequences, if any, of the Reorganizations.

CAPITALIZATION


    The following table shows each Fund's capitalization as of September 30, 2002 (unaudited), and on a pro forma combined basis (unaudited) as of September 30, 2002, giving effect to the Reorganizations:



                                                                                       GLOBAL
                                          GLOBAL         GLOBAL         GLOBAL      SELECT FUND
                                        TECHNOLOGY    HEALTH CARE    SELECT FUND     (CLASS I)
                                           FUND           FUND        (CLASS I)     (PRO FORMA)
NET ASSETS...........................  $16,803,589    $20,467,352    $49,280,794    $86,905,413
NET ASSET VALUE PER SHARE............        $9.95         $17.59         $10.14         $10.18
SHARES OUTSTANDING...................    1,689,248      1,163,721      4,861,760      8,538,705

    The foregoing table should not be relied on to reflect the number of shares to be issued in the Reorganization; the actual number of shares to be issued will depend upon the Funds' respective NAVs per share and number of shares outstanding at the Effective Time.

                            ------------------------

                               VOTING INFORMATION


    The Trust is furnishing this Prospectus/Proxy Statement in connection with the solicitation of proxies for use at the Meeting. Shareholders of record at the close of business on November 27, 2002 ("Record Date"), are entitled to vote at the Meeting or any adjournment thereof. These proxy materials will first be mailed to shareholders on or about January 9, 2003.


    Each shareholder of a Target is entitled to one vote for each full share and a fractional vote for each fractional share of that Target outstanding on the Trust's books in the name of the shareholder or his or her nominee on the Record Date. If a shareholder specifies how to vote on the proposal, it will be voted accordingly. If a shareholder gives no such direction, the proxy will be voted FOR the proposal described in this Prospectus/Proxy Statement. The proxy confers discretionary authority on the persons designated therein to vote on other business not currently contemplated that may properly come before the Meeting. A shareholder may revoke a proxy at any time prior to use by revoking the proxy with the Secretary of the Trust, by submitting a proxy bearing a later date, or by attending and voting at the Meeting.


    The presence in person or by proxy of more than one-third of the outstanding shares of beneficial interest in a Target entitled to vote at the Meeting will constitute a quorum for the Target. For purposes of determining the presence of a quorum, shares represented by abstentions and "broker non-votes" will be counted as present and have the effect of a "No" vote at the Meeting. Broker nonvotes are shares for which (i) the beneficial owner has not voted and
(ii) the broker holding the shares does not have discretionary authority to vote on the particular matter. If a quorum is not present at the Meeting, sufficient votes in favor of the proposal set forth in the Notice of Meeting are not received by the time scheduled for the Meeting, or the holders of shares present in person or by proxy determine to adjourn the Meeting for any reason, the shareholders present in person or by proxy may adjourn the Meeting from time to time, without notice other than announcement at the Meeting or any adjournment thereof. Any adjournment will require the affirmative vote of shareholders holding a majority of the shares present in person or by proxy at the Meeting. The persons named on the proxy card will vote in favor of adjournment those favorable shares that they represent if adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal or for any other reason they determine is appropriate. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting, notwithstanding the withdrawal or temporary absence of sufficient shares to reduce the number present to less than a quorum. In addition to solicitations by mail, proxies may be solicited by officers and employees of Nicholas-Applegate by personal interview, by telephone, or by facsimile. In addition, D.F. King & Co., Inc. may be paid to solicit shareholders on behalf of the Targets at an anticipated cost of $2,500 per Target. The Targets may also arrange to have votes recorded by telephone. D.F. King & Co., Inc. may be paid for vote-by-telephone solicitations on behalf of the Targets at an anticipated cost of approximately $1,000 per Target. Nicholas-Applegate will reimburse the Funds for the cost of solicitation of proxies, including the cost of printing, preparing, assembling, and mailing the Notice of Meeting, this Prospectus/Proxy Statement, and the form of proxy.


OUTSTANDING SHARES


    Except as set forth in Appendix D, Nicholas-Applegate does not know of any person who owns of record or beneficially 5% or more of the shares of a Target or Global Select Fund. The Trust's officers and Trustees as a group owned less than one percent of the outstanding shares of each Target on October 31, 2002.


                     ADDITIONAL INFORMATION ABOUT THE FUNDS

    Information about Global Select Fund is included in Appendices B and C, which include management's discussion and analysis for the fiscal year ended March 31, 2002. Information about each Fund is contained in the Pro/SAI and the Annual Report, which are incorporated by reference herein. Copies of the Pro/SAI and the Annual Report, which have been filed with the SEC, may be obtained upon request and without charge by contacting the Distributor by calling toll free 1-800-551-8643 or by writing to Nicholas-Applegate Institutional Funds, Attn:
Mutual Fund Operations, 600 West Broadway, Suite 3200, San Diego, CA 92101.

    This Prospectus/Proxy Statement and the related Statement of Additional Information do not contain all the information set forth in the registration statements and the exhibits relating thereto that the Trust has filed with the SEC under the Securities Act of 1933, as amended, and the 1940 Act, to which reference is hereby made.

    Each Fund is subject to the information requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and in accordance with those requirements files reports, proxy material, and other information with the SEC. These reports, proxy material, and other information can be inspected and copied at the Public Reference Room maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, the SEC's Midwest Regional office, 175 W. Jackson Boulevard, Suite 900, Chicago, Illinois 60604, and the SEC's Northeast Regional Office, 233 Broadway, New York, New York 10279. Copies of such reports, materials, and other information can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20459, at prescribed rates.

                  INFORMATION CONCERNING ADVISER, DISTRIBUTOR,
                            AND AFFILIATED COMPANIES

    The Trust's investment adviser is Nicholas-Applegate, a limited liability company organized under the laws of Delaware, with offices at 600 West Broadway, 30th Floor, San Diego, California 92101.

    Nicholas-Applegate was organized in August 1984 to manage discretionary accounts primarily in publicly traded equity securities and securities convertible or exercisable for publicly traded equity securities, with the goal of capital appreciation. On January 31, 2001, Nicholas-Applegate was acquired by Allianz of America, Inc. ("AZOA"). Allianz AG, the parent of AZOA, is a publicly traded German Aktiengesellschaft (a German publicly traded company), which, together with its subsidiaries, comprise one of the world's largest insurance group ("Allianz Group"). Allianz Group currently has assets under management of approximately $690 billion. Allianz AG's address is: Koeniginstrasses 28, D-80802, Munich, Germany.

    Nicholas-Applegate Securities ("Distributor"), 600 West Broadway, 30th Floor, San Diego, CA 92101, is the principal underwriter and distributor for the Trust and, in such capacity, is responsible for distributing shares of the Funds. The Distributor is a limited liability company organized under the laws of Delaware to distribute shares of registered investment companies. Its managing member is Nicholas-Applegate Holdings, LLC, the managing member of Nicholas-Applegate.

                                 MISCELLANEOUS

LEGAL MATTERS

    Certain legal matters in connection with the issuance of Global Select Fund shares as part of the Reorganizations will be passed on by the Trust's counsel, Kirkpatrick & Lockhart LLP, 4 Embarcadero Center, 10th Floor, San Francisco, CA 94111.

EXPERTS

    Each Fund's audited financial statements, incorporated herein by this reference, have been audited by Ernst & Young LLP, the Funds' independent auditors, whose report thereon is included in the Annual Report. Those financial statements have been incorporated herein by reference in reliance on Ernst & Young LLP's report given on their authority as experts in auditing and accounting matters.

                                 OTHER BUSINESS

    The Board knows of no other business to be brought before the Meeting. If, however, any other matters properly come before the Meeting, it is the intention that proxies that do not contain specific instructions to the contrary will be voted on such matters in accordance with the judgment of the persons designated in the proxies.

                              BOARD RECOMMENDATION


    REQUIRED VOTE. Approval of the Plan of Reorganization and Termination with respect to a Target requires the affirmative vote of a majority of its outstanding voting securities.



    THE BOARD UNANIMOUSLY RECOMMENDS THAT THE SHAREHOLDERS VOTE "FOR" APPROVING THE PLAN OF REORGANIZATION AND TERMINATION INVOLVING THEIR TARGET.

                                   APPENDIX A

                 FORM OF PLAN OF REORGANIZATION AND TERMINATION


    THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is adopted by Nicholas-Applegate Institutional Funds, a Delaware business trust ("Trust"), on behalf of Nicholas-Applegate Global Technology Fund and Nicholas-Applegate Global Health Care Fund (each a "Target") and Nicholas-Applegate Global Select Fund ("Acquiring Fund"), each a segregated portfolio of assets ("series") thereof.



    Trust wishes to effect two separate reorganizations, each described in section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under section 368 of the Code ("Regulations"). Each reorganization will involve the transfer of a Target's assets to Acquiring Fund in exchange solely for voting shares of beneficial interest in Acquiring Fund and Acquiring Fund's assumption of that Target's liabilities, followed by the constructive distribution of those shares pro rata to the holders of shares of beneficial interest in that Target in exchange therefor, all on the terms and conditions set forth herein. (All such transactions involving a Target and Acquiring Fund, sometimes referred to herein individually as a "Fund" and collectively as "Funds," are referred to herein as a "Reorganization.") For convenience, the balance of this Plan refers only to a single Reorganization and one Target, but the terms and conditions hereof apply separately to each Reorganization. The consummation of one Reorganization is not contingent on the consummation of the other Reorganization.


    Trust is a business trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware. Trust is duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). Before January 1, 1997, Trust "claimed" classification for federal tax purposes as an association taxable as a corporation, and it has never elected otherwise.

    Each Fund is a duly established and designated series of Trust. Target has a single class of shares, designated Class I shares ("Target Shares"). Acquiring Fund's shares are divided into multiple classes, including Class I shares. Only Acquiring Fund's Class I shares ("Acquiring Fund Shares"), which are substantially similar to the Target Shares, are involved in the Reorganization.

    1.  PLAN OF REORGANIZATION AND TERMINATION

        1.1. At the Closing (as defined in paragraph 3.1), Target shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph
    1.2 ("Assets") to Acquiring Fund. In exchange therefor, Acquiring Fund shall --

           (a) issue and deliver to Target the number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares determined by dividing the net value of Target (computed as set forth in paragraph 2.1) by the net asset value ("NAV") of an Acquiring Fund Share (computed as set forth in paragraph 2.2), and

           (b) assume all of Target's liabilities described in paragraph 1.3 ("Liabilities").

        1.2. The Assets shall consist of all cash, cash equivalents, securities, receivables (including interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, books and records, deferred and prepaid expenses shown as assets on Target's books, and other property owned by Target at the Effective Time (as defined in paragraph 3.1).

        1.3. The Liabilities shall consist of all of Target's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Effective Time, and whether or not specifically referred to in this Plan. Notwithstanding the foregoing, Target agrees to use its best efforts to discharge all its known Liabilities before the Effective Time.

        1.4. At or immediately before the Effective Time, Target shall declare and pay to its shareholders a dividend and/or other distribution in an amount large enough so that it will have distributed substantially all (and in any event not less than 90%) of its "investment company taxable income" and substantially all of its "net capital gain," if any (as such terms are defined in sections 852(b)(2) and 1222(11), respectively, of the Code, both computed without regard to any deduction for dividends paid) for the current taxable year through the Effective Time.


        1.5. At the Effective Time (or as soon thereafter as is reasonably practicable), Target shall distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1 to its shareholders of record, determined as of the Effective Time (each a "Shareholder" and collectively "Shareholders"), in constructive exchange for their Target Shares. That distribution shall be accomplished by Trust's transfer agent's opening accounts on Acquiring Fund's share transfer books in the Shareholders' names and transferring those Acquiring Fund Shares thereto. Each Shareholder's account shall be credited with the respective pro rata number of full and fractional (rounded to the third decimal place) Acquiring Fund Shares due that Shareholder. All outstanding Target Shares, including any represented by certificates, shall simultaneously be canceled on Target's share transfer books. Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.


        1.6. As soon as reasonably practicable after distribution of the Acquiring Fund Shares pursuant to paragraph 1.5, but in all events within six months after the Effective Time, Target shall be terminated as a series of Trust and any further actions shall be taken in connection therewith as required by applicable law.

        1.7. Any reporting responsibility of Target to a public authority is and shall remain its responsibility up to and including the date on which it is terminated.

        1.8. Any transfer taxes payable on issuance of Acquiring Fund Shares in a name other than that of the registered holder on Target's books of the Target Shares constructively exchanged therefor shall be paid by the person to whom those Acquiring Fund Shares are to be issued, as a condition of that transfer.

    2.  VALUATION

        2.1.  For purposes of paragraph 1.1(a), Target's net value shall be
    (a) the value of the Assets computed as of the close of regular trading on the New York Stock Exchange ("NYSE") on the date of the Closing ("Valuation Time"), using the valuation procedures set forth in Trust's then-current prospectus regarding Class I shares and statement of additional information (collectively, "P/SAI"), less (b) the amount of the Liabilities as of the Valuation Time.

        2.2. For purposes of paragraph 1.1(a), the NAV of an Acquiring Fund Share shall be computed as of the Valuation Time, using the valuation procedures set forth in the P/SAI.

        2.3. All computations pursuant to paragraphs 2.1 and 2.2 shall be made by or under the direction of Brown Brothers Harriman & Co., Private Bankers ("Custodian").

    3.  CLOSING AND EFFECTIVE TIME


        3.1. The Reorganization, together with related acts necessary to consummate the same ("Closing"), shall occur at Trust's principal office on or about February 14, 2003, or at such other place and/or on such other date Trust determines. All acts taking place at the Closing shall be deemed to take place simultaneously as of the close of business on the date thereof or at such other time Trust determines ("Effective Time"). If, immediately before the Valuation Time, (a) the NYSE is closed to trading or trading thereon is restricted or (b) trading or the reporting of trading on the NYSE or elsewhere is disrupted, so that accurate appraisal of Target's net value and/or the NAV of an Acquiring Fund Share is impracticable, the Effective Time shall be postponed until the first business day after the day when that trading has been fully resumed and that reporting has been restored.


        3.2. Trust's fund accounting and pricing agent shall deliver at the Closing a certificate of an authorized officer verifying that the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by Target to Acquiring Fund, as reflected on Acquiring Fund's books immediately after the Closing, does or will conform to that information on Target's books immediately before the Closing. Custodian shall deliver at the Closing a certificate of an authorized officer stating that (a) the Assets it holds will be transferred to Acquiring Fund at the Effective Time and (b) all necessary taxes in conjunction with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. Trust's transfer agent shall deliver at the Closing a certificate as to the opening of accounts in the Shareholders' names on Acquiring Fund's share transfer books and a confirmation, or other evidence satisfactory to Trust, that the Acquiring Fund Shares to be credited to Target at the Effective Time have been credited to Target's account on Acquiring Fund's books.

    4.  CONDITIONS PRECEDENT

        4.1. Trust's obligation to implement this Plan on Acquiring Fund's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:


           4.1.1. At the Effective Time, Target will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets free of any liens or other encumbrances (except securities that are subject to "securities loans" as referred to in section 851(b)(2) of the Code); and on delivery and payment for the Assets, Acquiring Fund will acquire good and marketable title thereto;


           4.1.2. Target is not in violation of, and the adoption of this Plan and consummation of the transactions contemplated hereby will not conflict with or violate, Delaware law or any provision of Trust's Amended and Restated Declaration of Trust dated February 19, 1999, or By-Laws (collectively "Declaration of Trust") or of any agreement, instrument, lease, or other undertaking to which Target is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Target is a party or by which it is bound;

           4.1.3. All material contracts and other commitments of or applicable to Target (other than this Plan and investment contracts, including options, futures, and forward contracts) will be terminated, or provision for discharge of any liabilities of Target thereunder will be made, at or prior to the Effective Time, without either Fund's incurring any liability or penalty with respect thereto and without diminishing or releasing any rights Target may have had with respect to actions taken or omitted or to be taken by any other party thereto prior to the Closing;

           4.1.4. No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Target or any of its properties or assets that, if adversely determined, would materially and adversely affect Target's financial condition or the conduct of its business; and

       Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

           4.1.5. Target incurred the Liabilities in the ordinary course of its business;

           4.1.6. Target is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a regulated investment company under Subchapter M of the Code ("RIC") for each past taxable year since it commenced operations and will continue to meet all the requirements for that qualification for its current taxable year; the Assets will be invested at all times through the Effective Time in a manner that ensures compliance with the foregoing; and Target has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

           4.1.7. Target is not under the jurisdiction of a court in a "title 11 or similar case" (as defined in section 368(a)(3)(A) of the Code);

           4.1.8.  During the five-year period ending at the Effective Time,
       (a) neither Target nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Fund Shares or Target Shares, except for shares redeemed in the ordinary course of Target's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and
       (b) no distributions will have been made with respect to Target Shares, other than normal, regular dividend distributions made pursuant to Target's historic dividend-paying practice and other distributions that qualify for the deduction for dividends paid (within the meaning of section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code;

           4.1.9. From the date it commenced operations through the Effective Time, Target will conduct its "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) in a substantially unchanged manner; and before the Effective Time Target will not (a) dispose of and/or acquire any assets (i) for the purpose of satisfying Acquiring Fund's investment objective or policies or (ii) for any other reason except in the ordinary course of its business as a RIC, or (b) otherwise change its historic investment policies; and

           4.1.10. Not more than 25% of the value of Target's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

        4.2. Trust's obligation to implement this Plan on Target's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

           4.2.1. No consideration other than Acquiring Fund Shares (and Acquiring Fund's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

           4.2.2. The Acquiring Fund Shares to be issued and delivered to Target hereunder (a) at the Effective Time, will have been duly authorized and duly registered under the federal securities laws (and appropriate notices respecting them will have been duly filed under applicable state securities laws) and (b) when issued and delivered as provided herein, will be duly and validly issued and outstanding shares of Acquiring Fund, fully paid and non-assessable by Trust;

           4.2.3. Acquiring Fund is not in violation of, and the adoption of this Plan and consummation of the transactions contemplated hereby will not conflict with or violate,

       Delaware law or any provision of the Declaration of Trust or of any agreement, instrument, lease, or other undertaking to which Acquiring Fund is a party or by which it is bound or result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which Acquiring Fund is a party or by which it is bound;

           4.2.4. No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or (to Trust's knowledge) threatened against Trust with respect to Acquiring Fund or any of its properties or assets that, if adversely determined, would materially and adversely affect Acquiring Fund's financial condition or the conduct of its business; and Trust knows of no facts that might form the basis for the institution of any such litigation, proceeding, or investigation and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially or adversely affects its business or its ability to consummate the transactions contemplated hereby;

           4.2.5. Acquiring Fund is a "fund" as defined in section 851(g)(2) of the Code; it qualified for treatment as a RIC for each past taxable year since it commenced operations and will continue to meet all the requirements for such qualification for its current taxable year; it intends to continue to meet all such requirements for the next taxable year; and it has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it;

           4.2.6. Acquiring Fund has no plan or intention to issue additional Acquiring Fund Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does Acquiring Fund, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning at the Effective Time, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Fund Shares, any Acquiring Fund Shares issued to the Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

           4.2.7. Following the Reorganization, Acquiring Fund (a) will continue Target's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (b) will use a significant portion of Target's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; in addition,
       (c) Acquiring Fund has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (d) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

           4.2.8. There is no plan or intention for Acquiring Fund to be dissolved or merged into another business trust or a corporation or any "fund" thereof (as defined in section 851(g)(2) of the Code) following the Reorganization;

           4.2.9. Acquiring Fund does not directly or indirectly own, nor at the Effective Time will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of Target;

           4.2.10. During the five-year period ending at the Effective Time, neither Acquiring Fund nor any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it will have acquired Target Shares with consideration other than Acquiring Fund Shares; and

           4.2.11. Immediately after the Reorganization, (a) not more than 25% of the value of Acquiring Fund's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (b) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers.

        4.3. Trust's obligation to implement this Plan on each Fund's behalf shall be subject to satisfaction of the following conditions at or before the Effective Time:

           4.3.1. The fair market value of the Acquiring Fund Shares each Shareholder receives will be approximately equal to the fair market value of its Target Shares it constructively surrenders in exchange therefor;


           4.3.2. Its management (a) is unaware of any plan or intention of Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Target Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Fund or (ii) any portion of the Acquiring Fund Shares they receive in the Reorganization to any person "related" (within such meaning) to Acquiring Fund, (b) does not anticipate dispositions of those Acquiring Fund Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of Target as a series of an open-end investment company, (c) expects that the percentage of Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (d) does not anticipate that there will be extraordinary redemptions of Acquiring Fund Shares immediately following the Reorganization;


           4.3.3. The Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

           4.3.4. The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by Acquiring Fund and those to which the Assets are subject;

           4.3.5. There is no intercompany indebtedness between the Funds that was issued or acquired, or will be settled, at a discount;

           4.3.6. Pursuant to the Reorganization, Target will transfer to Acquiring Fund, and Acquiring Fund will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, Target held immediately before the Reorganization. For the purposes of the foregoing, any amounts Target uses to pay its Reorganization expenses and to make redemptions and distributions immediately before the Reorganization (except (a) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (b) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

           4.3.7. None of the compensation received by any Shareholder who is an employee of or service provider to Target will be separate consideration for, or allocable to, any of the Target Shares that Shareholder held; none of the Acquiring Fund Shares any such Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

           4.3.8. Immediately after the Reorganization, the Shareholders will not own shares constituting "control" (within the meaning of section 304(c) of the Code) of Acquiring Fund;

           4.3.9. Neither Fund will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev.
       Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses");

           4.3.10. The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1.8, 4.2.6, and 4.2.10 will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Target at the Effective Time;

           4.3.11. Trust has called a special meeting of Target's shareholders ("Meeting") to consider and act on this Plan and to take all other action necessary to obtain their approval, to the extent same is required, of the transactions contemplated herein; and such approval has been obtained;

           4.3.12. This Plan has been duly authorized by all necessary action on the part of Trust's board of trustees ("Board"), which has made the determinations required by Rule 17a-8(a) under the 1940 Act; and, subject to Target's shareholders' approval in accordance with the Declaration of Trust and applicable law, this Plan constitutes a valid and legally binding obligation of each Fund, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

           4.3.13. No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), or the 1940 Act for Trust's adoption of this Plan, except for (a) the filing with the Securities and Exchange Commission ("SEC") of a registration statement by Trust on Form N-14 relating to the Acquiring Fund Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), including therein a prospectus/proxy statement ("Prospectus/Proxy Statement"), and
       (b) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Effective Time;

           4.3.14. On the effective date of the Registration Statement, at the time of the Meeting, and at the Effective Time, the Prospectus/Proxy Statement will (a) comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder and (b) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

           4.3.15. All necessary filings will have been made with the SEC and state securities authorities, and no order or directive will have been received that any other or further action is required to permit the parties to carry out the transactions contemplated hereby; the Registration Statement will have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof will have been issued, and the SEC will not have issued an unfavorable report with respect to the Reorganization under section 25(b) of the 1940 Act nor instituted any proceedings seeking to enjoin consummation of the transactions contemplated hereby under section 25(c) of the 1940 Act; and all consents, orders, and permits of federal, state, and local regulatory authorities (including the SEC and state securities authorities) Trust deems necessary to permit consummation, in all material respects, of the transactions contemplated hereby will have been obtained, except where failure to obtain same would not involve a risk of a material adverse effect on the assets or properties of either Fund;

           4.3.16. At the Effective Time, no action, suit, or other proceeding will be pending before any court or governmental agency in which it is sought to restrain or prohibit, or to obtain damages or other relief in connection with, the transactions contemplated hereby; and

           4.3.17. Trust will have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel"), addressed to and in form and substance reasonably satisfactory to it, as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:


               (a) Acquiring Fund's acquisition of the Assets in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities, followed by Target's distribution of those shares pro rata to the Shareholders constructively in exchange for their Target Shares, will qualify as a "reorganization" as defined in section 368(a)(1)(C) of the Code, and each Fund will be "a party to a reorganization" within the meaning of section 368(b) of the Code;


               (b) Target will recognize no gain or loss on the transfer of the Assets to Acquiring Fund in exchange solely for Acquiring Fund Shares and Acquiring Fund's assumption of the Liabilities or on the subsequent distribution of those shares to the Shareholders in constructive exchange for their Target Shares;

               (c) Acquiring Fund will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Fund Shares and its assumption of the Liabilities;

               (d) Acquiring Fund's basis in the Assets will be the same as Target's basis therein immediately before the Reorganization, and Acquiring Fund's holding period for the Assets will include Target's holding period therefor;

               (e) A Shareholder will recognize no gain or loss on the constructive exchange of all its Target Shares solely for Acquiring Fund Shares pursuant to the Reorganization; and

               (f) A Shareholder's aggregate basis in the Acquiring Fund Shares it receives in the Reorganization will be the same as the aggregate basis in its Target Shares it constructively surrenders in exchange for those Acquiring Fund Shares, and its holding period for those Acquiring Fund Shares will include its holding period for those Target Shares, provided the Shareholder holds them as capital assets at the Effective Time.

           Notwithstanding subparagraphs (b) and (d), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

        4.4. At any time before the Effective Time, Trust may waive any of the conditions set forth in this paragraph 4 if, in the judgment of the Board, such a waiver will not have a material adverse effect on either Fund's shareholders' interests.

    5.  TERMINATION AND AMENDMENT OF PLAN

        5.1. The Board may terminate this Plan and abandon the Reorganization at any time before the Effective Time if circumstances develop that, in its judgment, make proceeding with the Reorganization inadvisable for either Fund.

        5.2. The Board may amend, modify, or supplement this Plan at any time in any manner, notwithstanding Target's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders' interests.

    6.  MISCELLANEOUS

        6.1. This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware, provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.


        6.2. Nicholas-Applegate Capital Management LLC shall reimburse the Funds for all the Reorganization Expenses.


        6.3. Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Funds and their respective successors and assigns any rights or remedies under or by reason of this Plan.

        6.4. Notice is hereby given that this instrument is adopted on behalf of Trust's trustees solely in their capacities as trustees, and not individually, and that Trust's obligations under this instrument are not binding on or enforceable against any of its trustees, officers, or shareholders or any series of Trust other than the Funds but are only binding on and enforceable against the respective Funds' property. Each Fund, in asserting any rights or claims under this Plan, shall look only to the other Fund's property in settlement of such rights or claims and not to such trustees, officers, or shareholders.

                                   APPENDIX B

              ADDITIONAL INFORMATION REGARDING GLOBAL SELECT FUND

                               INVESTMENT ADVISER


    Investment decisions for Global Select Fund are made by its investment adviser, Nicholas-Applegate, subject to direction by the Board.
Nicholas-Applegate continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from Global Select Fund.


    Founded in 1984, Nicholas-Applegate currently manages approximately $17 billion in discretionary assets for numerous clients, including employee benefit plans, corporations, public retirement systems and unions, university endowments, foundations, and other institutional investors and individuals. Nicholas-Applegate's address is 600 West Broadway, Suite 2900, San Diego, California 92101.

                                  SHARE PRICE


    The NAV per Global Select Fund Class I share is determined each business day at the close of regular trading on the New York Sock Exchange (usually
4:00 p.m. Eastern time) by dividing the value of the net assets (I.E., the value of the securities it holds, plus any cash or other assets, minus its liabilities, including accrued estimated expenses) attributable to that class by the number of its shares outstanding.


    Securities traded in foreign countries may not take place on all business days of the New York Stock Exchange and may occur in various foreign markets on days that are not business days of the New York Stock Exchange. Accordingly, Global Select Fund's NAV per share may change on days when the U.S. markets are closed and a shareholder will not be able to sell his or her shares.

                           PURCHASES AND REDEMPTIONS

    Shares are offered at their NAV without a sales charge. Your financial institution may charge you a fee to execute orders on your behalf. Buy and sell requests are executed at the NAV per share next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. Global Select Fund reserves the right to refuse any purchase order.

    The minimum initial investment for opening account is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired trustees, members, officers, and employees of the Trust, the Distributor, Nicholas-Applegate, and its managing member, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or at the Distributor's discretion. Global Select Fund may only accept orders for shares in states where it is legally able to offer shares. Global Select Fund provides for telephone, mail, or wire redemption of shares. It reserves the right to redeem in-kind, under certain circumstances, by paying you the proceeds of a redemption in securities rather than in cash. Additional information concerning purchases and redemption of shares, including how Global Select Fund's NAV per share is calculated, is contained in the Pro/SAI.

                                   EXCHANGES

    On any business day you may exchange all or a portion of your shares for shares of any other available Nicholas-Applegate mutual fund of the same share class. To protect the interest of other investors in Global Select Fund, the Trust may cancel the exchange privileges of any parties that, in Nicholas-Applegate's opinion, are using market-timing strategies that adversely affect Global Select

Fund. Guidelines for exchanges are available from the Distributor upon request. The Trust may also refuse any exchange order.

                       DIVIDENDS AND OTHER DISTRIBUTIONS


    Global Select Fund generally distributes most or all of its net earnings in the form of dividends and distributes any net capital gains annually to shareholders of record on the distribution record date. Annual dividends and net capital gain distributions are normally distributed in the last calendar quarter. Dividends and other distributions are reinvested in additional shares of the same class of Global Select Fund, or paid in cash, as a shareholder has elected. See the Pro/SAI for further information concerning dividends and other distributions.


    After a Reorganization, shareholders of the applicable Target who have elected to reinvest their dividends and/or other distributions therefrom will have dividends and/or other distributions they receive from Global Select Fund reinvested in that Fund's shares. Shareholders of a Target who have elected to have their dividends and/or other distributions therefrom in cash will receive dividends and/ or other distributions from Global Select Fund in cash after that Target's Reorganization, although they may thereafter elect to have those dividends and/or other distributions reinvested in additional Global Select Fund shares.


    Global Select Fund has qualified and intends to continue to qualify to be treated as a regulated investment company under the Code, which requires, among other things, that it annually distribute at least 90% of its taxable income. So long as it does so, it will not be required to pay any federal income tax on the amounts it distributes to its shareholders. A 4% nondeductible federal excise tax will be imposed on undistributed amounts if Global Select Fund does not meet certain other distribution requirements by the end of each calendar year. Global Select Fund anticipates meeting such distribution requirements.


    YOUR ACCOUNT

    TRANSACTION POLICIES

    PURCHASE OF SHARES. Shares are offered at their NAV without a sales charge. The minimum initial investment for opening account is $250,000, and the minimum subsequent investment is $10,000. The minimum investment may be waived for purchases of shares made by current or retired trustees, members, officers, and employees of the Trust, the Distributor, Nicholas-Applegate, and its managing member, certain family members of the above persons, and trusts or plans primarily for such persons or former employees employed by one of its affiliates, or at the Distributor's discretion. Global Select Fund may only accept orders for shares in states where it is legally able to offer shares.


    PRICING OF SHARES. The NAV per share of Global Select Fund is determined each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) by dividing the value of the Fund's net assets by the number of its shares outstanding.



    Securities traded in foreign countries may not take place on all business days of the New York Stock Exchange, and may occur in various foreign markets on days which are not business days of the New York Stock Exchange. Accordingly, the Fund's NAV may change on days when the U.S. markets are closed whereby a shareholder of Global Select Fund will not be able to sell their shares.



    NAV is based on the market value of the securities in Global Select Fund's portfolio. If the methods utilized by the Investment Adviser to value the Fund's portfolio securities do not accurately reflect current market value, portfolio securities are valued at fair value as determined in good faith by or under policies established by the Trust's Board of Trustees.

    BUY AND SELL PRICES. When you buy shares, you pay the NAV, as described earlier. When you sell shares, you receive the NAV. Your financial institution may charge you a fee to execute orders on your behalf.


    EXECUTION OF REQUESTS. Global Select Fund is open on the days the New York Stock Exchange is open, usually Monday-Friday. Buy and sell requests are executed at the NAV next calculated after your request is received in good order by the transfer agent or another agent designated by the Trust. The Global Select Fund reserves the right to refuse any purchase order.


    Each Fund reserves the right to reject any purchase or to suspend or modify the continuous offering of its shares. Your financial representative is responsible for forwarding payment promptly to the transfer agent. The Trust reserves the right to cancel any buy request if payment is not received within three days.


    In unusual circumstances, Global Select Fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to seven business days or longer, as allowed by federal securities laws.



    PURCHASE OF SHARES JUST BEFORE RECORD DATE. If you buy shares of the Global Select Fund Fund just before the record date for a distribution (the date that determines who receives the distribution), we will pay that distribution to you. When a distribution is paid out of the value of each share of the Fund decreases by the amount of the distribution to reflect the payout. The distribution you receive makes up the decrease in share value. As explained under the Taxability of Dividends section below, the distribution may be subject to federal income tax. The timing of your purchase means that part of your investment came back to you as taxable income.



    EXCHANGES. On any business day you may exchange all or a portion of your shares for shares of any other available Nicholas-Applegate fund of the same share class. To protect the interest of other investors in a fund, the Trust may cancel the exchange privileges of any parties that, in the opinion of the Investment Adviser, are using market-timing strategies that adversely affect the fund. Guidelines for exchanges are available from the Distributor upon request. The Trust may also refuse any exchange order.



    REDEMPTIONS IN KIND. When Global Select Fund elects to satisfy a redemption request with securities, the shareholder assumes the responsibility of selling the securities as well as a market risk of an unfavorable market movement during the time required to convert the securities to cash. Shareholders will bear any brokerage costs in connection with selling such securities.



    TELEPHONE TRANSACTIONS. For your protection, telephone requests may be recorded in order to verify their accuracy. In addition the Trust will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or taxpayer identification number and other relevant information. If these measures are not taken, your Global Select Fund may be responsible for any losses that may occur in your account due to an unauthorized telephone call.


    At times of peak activity, it may be difficult to place requests by phone. During these times, consider sending your request in writing.

    CERTIFICATED SHARES. Shares of the Trust are electronically recorded. The Trust does not normally issue certificated shares.


    SALES IN ADVANCE OF PURCHASE PAYMENTS. When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the Global Select Fund will not release the proceeds to you until your purchase payment clears. This may take up to fifteen calendar days after the purchase.

    FEATURES AND ACCOUNT POLICIES

    The services referred to in this section may be terminated or modified at any time upon 60 days' written notice to shareholders. Shareholders seeking to add to, change or cancel their selection of available services should contact the transfer agent.


    RETIREMENT PLANS. You may invest in Global Select Fund through various retirement plans, including IRAs, Roth IRAs, Simplified Employee Plan (SEP) IRAs, 403(b) plans, 457 plans, and all qualified retirement plans. For further information about any of the plans, agreements, applications and annual fees, contact the Distributor, your financial representative or plan sponsor. To determine which retirement plan is appropriate for you, consult your tax adviser.



    ACCOUNT STATEMENTS. Shareholders will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gain distributions paid.



    TAXABILITY OF DISTRIBUTIONS. Income dividends you receive from Global Select Fund, whether reinvested or taken as cash, are taxable. Distributions from Global Select Fund's net capital gain are taxable as long term capital gains. Dividends from other sources are generally taxable as ordinary income.



    Some distributions paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.



    The tax information statement that is mailed to you details your distributions and their federal tax status, although you should verify your tax liability with your tax professional.



    TAXABILITY OF TRANSACTIONS. Any time you redeem or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you redeem or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.



    Federal tax law requires you to provide the Fund with your taxpayer identification number and certifications as to your tax status. If you fail to do this, or if you are otherwise subject to backup withholding, the Fund will withhold and pay to the U.S. Treasury 30% of your distributions and redemption proceeds. Dividends of net investment income and net short-term capital gains paid to a nonresident foreign shareholder generally will be subject to a U.S. withholding tax of up to 30%. This rate may be lower, depending on any tax treaty the U.S. may have with the shareholder's country.


    SMALL ACCOUNTS. If you draw down a non-retirement account so that its total value is less than $250,000, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Your account will not be closed if its drop in value is due to Fund performance.


    AUTOMATIC INVESTMENT PLAN. You may make regular monthly or quarterly investments in Global Select Fund through automatic withdrawals of specified amounts from your bank account once an automatic investment plan is established. See the account application for further details about this service or call the Transfer Agent at 1-800-551-8043.



    CROSS-REINVESTMENT. You may cross-reinvest dividends or dividends and capital gain distributions paid by the Fund into another Nicholas-Applegate fund, subject to conditions outlined in the Pro/SAI and the applicable provisions of the qualified retirement plan.

                              FINANCIAL HIGHLIGHTS


    The financial highlights tables are intended to help you understand the Global Select Fund's financial performance for the period since commencement of operations. Certain information reflects financial results for a share of the predecessor Institutional Portfolio outstanding throughout each period indicated. The total returns in the table represent the rate that an investor would have earned [or lost] on an investment in the Fund (assuming reinvestment of all dividends and distributions).


    This information has been audited by Ernst & Young LLP with respect to the fiscal year ended March 31, 2002 and the prior four fiscal years, if any. Please read in conjunction with the Trust's 2002 Annual Report, which is available upon request.


                                         FOR THE        FOR THE     FOR THE     FOR THE     FOR THE
                                       PERIOD ENDED      YEAR        YEAR        YEAR        YEAR         9/30/97
                                         09/30/02        ENDED       ENDED       ENDED       ENDED      (COMMENCED)
GLOBAL SELECT (CLASS I SHARES)          UNAUDITED      03/31/02    03/31/01     3/31/00     3/31/99      TO 3/31/98
------------------------------        --------------   ---------   ---------   ---------   ---------   --------------
Net Asset Value, Beginning...........    $ 13.67          12.86       31.91       20.48       14.81         12.50
Net Investment Income (Loss)(1)......    $  0.00          (0.06)      (0.06)      (0.21)      (0.05)           --
Net Realized and Unrealized Gains
  (Loss).............................    $ (3.53)          0.87      (10.00)      19.90        5.86          2.31
Total From Investment Operations.....    $ (3.53)          0.81      (10.06)      19.69        5.81          2.31

DISTRIBUTIONS FROM:
Net Investment Income................         --             --          --          --          --            --
Net Realized Capital Gains...........         --             --       (8.99)      (8.26)      (0.14)           --
Net Asset Value, Ending..............    $ 10.14          13.67       12.86       31.91       20.48         14.81
Total Return(2)......................     (25.82%)         6.30%     (36.33%)    110.64%      39.55%        18.48%

RATIOS TO AVERAGE NET ASSETS(3)......
Net Investment Income (Loss).........      (0.05%)        (0.43%)     (0.21%)     (0.81%)     (0.31%)       (0.06%)
Total Expenses.......................       1.37%          1.37%       1.78%       1.82%       3.14%         2.14%
Expense (Reimbursements)/Recoupment..      (0.19%)        (0.14%)     (0.48%)     (0.49%)     (1.81%)       (0.94%)
Net Expenses(4)......................       1.18%(5)       1.23%       1.30%       1.33%       1.33%         1.20%
Fund's Portfolio Turnover Rate.......        129%           401%        440%        348%        419%          238%
Net Assets, Ending (in 000's)........    $49,281         41,219      15,023      24,742      10,414         7,320


(1) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1 , 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.

(2) Total returns are not annualized for periods less than one year.

(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.

(4) Net expenses include certain items not subject to expense reimbursement.


(5) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Global Select, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.05%, representing a 0.15% decrease in the Fund's expense cap.


                SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                   APPENDIX C


              GLOBAL SELECT FUND'S REVIEW, OUTLOOK AND PERFORMANCE


GLOBAL SELECT FUND INSTITUTIONAL SHARES


    MANAGEMENT TEAM:  CATHERINE SOMHEGYI NICHOLAS, Lead Portfolio Manager; PEDRO
V. MARCAL, JR., Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; STEVEN ROSS, Portfolio Manager; ANDREW BEAL, Portfolio Manager; and LAWRENCE S. SPEIDELL, CFA, Director of Global & Systematic Management & Research


    GOAL: The Global Select Fund seeks to maximize long-term capital appreciation by investing in companies that, in the opinion of the Investment Adviser, represent the "best of the best" globally.

    MARKET OVERVIEW: During the fiscal year ended March 31, 2002, global equity markets posted mixed results.

    The investment climate was characterized by a slowdown in global GDP, led by the United States. As world economies weakened, so did corporate profit growth and stock prices. Technology and telecommunications companies suffered the brunt of the decline, as capital spending remained soft. Difficult economic and investment conditions were accentuated by the terrorist attacks.

    Monetary policy was highly accommodative as central banks worldwide lowered interest rates in an effort to stimulate growth. Near the end of the period, investors were encouraged by positive economic news emanating from around the globe.

    During the period, broad US indices were flat to slightly higher, concealing underlying month-to-month volatility. Overseas, stock prices in developed countries fell, led by weakness in Japan. On a positive note, emerging markets registered double-digit gains. Emerging market equities generally respond favorably to easy monetary policy and are most leveraged to an economic recovery. Small-cap stocks, which also tend to do well during easing cycles, outperformed large caps this period.

    PERFORMANCE: During the 12 months ended March 31, 2002, the Fund gained 6.3%, outperforming the MSCI All Country Word Index Free, which was down 3.1%. On an annualized basis, the Fund rose 12.6% during the three years ended March 31, 2002, versus the MSCI All Country World Index Free, which fell 3.8%.

    PORTFOLIO SPECIFICS: The Fund's strong performance versus its benchmark this period was largely attributable to stock selection in the United States and Taiwan and among retail and technology companies.

    Examples of some of the Fund's best-performing holdings were US-based Ticketmaster, an online ticketing service and United Microelectronics, a global semiconductor manufacturer located in Taiwan.

    Based on our company-by-company analysis, at March 31, 2002, the Fund was underweight in financial services stocks and overweight in the transportation sector. The Fund was also overweight in consumer services as we expect select companies in the broadcasting, publishing and hotel industries to perform well as the economy recovers.

    MARKET OUTLOOK: We remain optimistic in our outlook for the global equity markets due to:

    - Ongoing benefits of low interest rates

    - Expectations economies will continue to improve

    - Likelihood that corporate earnings have bottomed and are poised for a rebound

    Recently, the market has become more sensitive to earnings reports, rewarding stocks that are beating expectations -- and punishing those that are not. This type of environment is especially conducive to our research-intensive, bottom-up investment process.

    COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL SELECT FUND INSTITUTIONAL SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX FREE.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ANNUALIZED TOTAL RETURNS
AS OF 3/31/02
1 YEAR                    SINCE INCEPTION
6.30%                              21.00%

          GLOBAL SELECT FUND   MSCI ALL COUNTRY
         Institutional Shares  World Index Free
9/30/97              $250,000          $250,000
10/97                $235,000          $235,125
11/97                $236,200          $238,722
12/97                $247,000          $241,850
1/98                 $255,800          $247,170
2/98                 $275,000          $264,077
3/98                 $296,200          $275,353
4/98                 $310,400          $277,941
5/98                 $311,200          $272,660
6/98                 $325,800          $277,568
7/98                 $334,000          $277,651
8/98                 $277,000          $238,753
9/98                 $286,800          $243,504
10/98                $298,200          $265,736
11/98                $319,687          $281,866
12/98                $361,061          $294,944
1/99                 $397,187          $300,961
2/99                 $377,610          $293,407
3/99                 $413,333          $306,610
4/99                 $428,469          $319,856
5/99                 $414,745          $308,565
6/99                 $463,385          $323,932
7/99                 $473,678          $322,603
8/99                 $491,842          $322,216
9/99                 $507,786          $318,736
10/99                $557,636          $334,864
11/99                $652,092          $345,279
12/99                $828,075          $374,040
1/00                 $772,143          $353,880
2/00                 $903,653          $355,083
3/00                 $870,639          $378,412
4/00                 $805,975          $361,421
5/00                 $766,140          $352,024
6/00                 $816,070          $363,958
7/00                 $792,060          $353,257
8/00                 $854,814          $364,244
9/00                 $789,332          $344,247
10/00                $724,941          $337,499
11/00                $659,497          $316,575
12/00                $702,601          $321,861
1/01                 $693,118          $330,004
2/01                 $596,133          $302,251
3/01                 $554,322          $281,910
4/01                 $615,099          $302,433
5/01                 $601,737          $299,076
6/01                 $594,840          $289,924
7/01                 $578,030          $285,343
8/01                 $533,201          $272,217
9/01                 $472,855          $247,364
10/01                $489,235          $252,608
11/01                $536,218          $268,143
12/01                $559,495          $270,664
1/02                 $553,891          $263,248
2/02                 $552,598          $261,326
3/31/02              $589,237          $273,138


    The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International All Country World Index Free ("MSCI ACW Free") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.



    The MSCI ACW Free is a market capitalization weighted index composed of 1,784 companies with average market capitalizations of US $5.9 billion. The index is representative of the market structure of 22 developed countries in North America, Europe, and the Pacific Rim. The index is calculated without dividends or with gross dividends invested, in both US dollars and local currencies.


    The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

    Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

                                   APPENDIX D

                             PRINCIPAL SHAREHOLDERS


    As of October 31, 2002, the following shareholders owned of record or beneficially 5% or more of Global Select Fund, Global Technology Fund or Global Health Care Fund.



GLOBAL SELECT FUND CLASS I SHARES



                NAME & ADDRESS                       NUMBER OF SHARES        PERCENTAGE OF CLASS
----------------------------------------------       -----------------       --------------------
WAKE FOREST UNIVERSITY                                 1,599,166.096                30.62%
PO Box 7354
Winston-Salem, NC 27109-7354

NIC LLC                                                1,762,986.562                33.75%
PO Box 2169
Del Mar Ca 92014-1469

BUSS QUEENSLAND PTY LTD TTEE                             797,689.464                15.27%
BUSS QUEENSLAND POOLED SUPERANNUATION TRUST
PO BOX 902
Spring Hill Queensland 4004, Australia


GLOBAL TECHNOLOGY FUND CLASS I SHARES

                NAME & ADDRESS                       NUMBER OF SHARES        PERCENTAGE OF CLASS
----------------------------------------------       -----------------       --------------------
City National Bank                                     113,124.2850                  6.95%
FBO Nicholas-Applegate 401K PSP
225 Broadway Fl 5
San Diego CA 92101-5029

GLOBAL HEALTH CARE FUND CLASS I SHARES


               SHAREHOLDER NAME                        SHARES OWNED          PERCENTAGE OF CLASS
----------------------------------------------       -----------------       --------------------
City National Bank TTEE                                 56,113.8290                  5.14%
FBO Nicholas Applegate Money PPP
225 Broadway Fl 5
San Diego Ca 92101-5029

City National Bank TTEE                                 90,525.9420                  8.29%
FBO Nicholas-Applegate 401K PSP
225 Broadway Fl 5
San Diego, CA 92101-5029

                      NICHOLAS-APPLEGATE INSITUTIONAL FUNDS

                      NICHOLAS-APPLEGATE GLOBAL SELECT FUND
                    NICHOLAS-APPLEGATE GLOBAL TECHNOLOGY FUND
                   NICHOLAS-APPLEGATE GLOBAL HEALTH CARE FUND

                                600 WEST BROADWAY
                           SAN DIEGO, CALIFORNIA 92101

                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 9, 2003

     This Statement of Additional Information ("SAI") relates specifically to the proposed reorganizations whereby Nicholas-Applegate Global Select Fund ("Global Select Fund") would acquire all the assets of Nicholas-Applegate Global Technology Fund and Nicholas-Applegate Global Health Care Fund (each a "Target") in exchange solely for Class I shares of Global Select Fund and the assumption by Global Select Fund of all the Target's liabilities, followed by the distribution of those shares to the Target's shareholders (all such transactions involving Global Select Fund and a Target being referred to herein as a "Reorganization"). This SAI consists of the information set forth herein and the following described documents, each of which is incorporated by reference herein (legally forms a part of the SAI):

         (1) The audited financial statements of Global Select Fund and each Target (each, a series of Nicholas-Applegate Institutional Funds) included in the Annual Report to Shareholders of Nicholas-Applegate Institutional Funds (the "Trust") for the fiscal year ended March 31, 2002, previously filed on EDGAR, Accession Number 0000912057-02-022437.

         (2) The Statement of Additional Information of the Trust, dated July 19, 2002, as supplemented October 2, 2002 and December 20,
                2002, previously filed on EDGAR, Accession Number 0000912057-02-028022, 0000912057-02-037491 and,
                0001047469-02-00784 respectively, except for the information contained herein, which has been updated as of January 9, 2003.

         This SAI is not a prospectus and should be read only in conjunction with the Prospectus/Proxy Statement dated January 9, 2003 relating to the above-referenced matter. A copy of the Prospectus/Proxy Statement may be obtained by calling toll-free 1-800-551-8643.

PERFORMANCE

         Average annual total return performance for Global Select Fund Class I shares for the one-, five-, and ten-year periods (or since inception) ended September 30, 2002 are indicated in the chart below. Average annual return performance is not provided for Class R shares, as that class is not involved in the proposed Reorganizations.

                                           ANNUALIZED TOTAL RETURNS (AS OF 9/30)

                                           ONE YEAR              SINCE INCEPTION
                                                                    (9/30/97)
BEFORE TAXES                                -7.57%                    11.82%

AFTER TAXES ON DISTRIBUTIONS                -7.57%                     6.49%

AFTER TAXES ON DISTRIBUTIONS
AND SALE OF FUND SHARES                     -4.65%                     8.37%

PRO FORMA FINANCIAL STATEMENTS

 Shown below are financial statements for each Fund and pro forma financial statements for the combined Fund, assuming the Reorganization is consummated, as of March 31, 2002 and September 30, 2002. The first table presents Statements of Assets and Liabilities (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The second table presents Statements of Operations (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The third table presents Portfolio of Investments (unaudited) for each Fund and estimated pro forma figures for the combined Fund. The tables are followed by the Notes to the Pro Forma Financial Statements (unaudited).


PRO-FORMA COMBINING THE STATEMENT OF ASSETS & LIABILITIES

                                                    GLOBAL SELECT   GLOBAL TECHNOLOGY   GLOBAL HEALTHCARE
                                                    PERIOD ENDED     PERIOD ENDED         PERIOD ENDED
                                                 SEPTEMBER 30, 2002 SEPTEMBER 30, 2002  SEPTEMBER 30, 2002
                                                     unaudited          unaudited           unaudited
                                                 ------------------ ------------------  ------------------
ASSETS
Investments, at value*                           $    47,999,416       $  16,857,115       $    20,518,725
Foreign currencies, at value**                           444,027                  --                    --
Cash                                                     440,355                  --                    --
Cash collateral received for
  securities loaned                                    1,378,040           2,550,380                    --
Receivables:
     Investment securities sold                        4,439,115             139,554               198,266
     Capital shares sold                                      --                 405                   471
     Dividends                                            43,620                  --                 8,820
     Foreign taxes receivable                              5,386                  --                 6,812
     Interest                                                 --                  --                    --
     From investment advisor                                  --                  --                    --
Other assets                                               2,134              10,511                12,203
                                                    -------------        -----------        --------------
        Total assets                                  54,752,093          19,557,965            20,745,297
                                                    -------------        -----------        --------------

LIABILITIES
Payables:
     Bank overdraft                              $            --       $     107,492       $       198,089
     Investments purchased                             3,837,772                  --                    --
     Capital shares redeemed                             185,512              14,430                 5,445
     Collateral on securities loaned                   1,378,040           2,550,380                    --
     Dividends                                                --                  --                    --
     To investment advisor                                22,110               8,266                15,462
Unrealized loss on forward
 currency contracts                                           --                  --                    --
Other Liabilites                                          47,865              73,808                58,949
                                                    -------------       -------------        --------------
        Total Liabilities                              5,471,299           2,754,376               277,945
                                                    -------------       -------------        --------------
        NET ASSETS                                    49,280,794          16,803,589            20,467,352
                                                    -------------       -------------        --------------
     *  Investments, at cost                          51,175,232          22,222,364            19,270,646
                                                    -------------       -------------        --------------
   **   Foreign currencies, at cost                      451,790                  --                    --
                                                    -------------       -------------        --------------

NET ASSETS CONSIST OF:
Paid-in capital                                  $    65,837,274       $ 224,687,722       $    55,139,731
Undistributed net investment income (loss)               (34,429)           (245,698)             (222,446)
Accumulated net realized gain (loss) on
  investments and foreign currencies                 (13,343,582)       (202,273,555)          (35,698,851)
Net unrealized appreciation (depreciation) of
  investments and of other assets and
  liabilities denominated in foreign currencies       (3,178,469)         (5,364,880)            1,248,918
                                                    -------------       -------------        --------------
Net Assets applicable to all shares outstanding  $    49,280,794       $  16,803,589       $    20,467,352
                                                    -------------       -------------        --------------
Net Assets of Institutional Shares                    49,280,677          16,803,589            20,467,352
Net Assets of Retirement shares                  $           117       $          --       $            --
                                                    -------------       -------------        --------------
Institutional Shares outstanding                       4,861,760           1,689,248             1,163,721
Retirement Shares outstanding                                 12                  --                    --
                                                    -------------       -------------        --------------
Net Asset Value - Institutional Share            $         10.14       $        9.95       $         17.59
Net Asset Value - Retirement Share               $         10.12       $          --       $            --
                                                    -------------       -------------        --------------
    Share conversion ratio                                               0.9813533126          1.7351198924

                                                                          PRO-FORMA
                                                                    COMBINED STATEMENT OF
                                                                    ASSETS & LIABILITIES
                                                     ADJUSTMENTS         (UNAUDITED)
                                                     -----------   ----------------------
ASSETS
Investments, at value*                                                $      85,375,256
Foreign currencies, at value**                                                  444,027
Cash                                                                            440,355
Cash collateral received for
  securities loaned                                                           3,928,420
Receivables:                                                                         --
     Investment securities sold                                               4,776,935
     Capital shares sold                                                            876
     Dividends                                                                   52,440
     Foreign taxes receivable                                                    12,198
     Interest                                                                        --
     From investment advisor                                                         --
Other assets                                                                     24,848
                                                      ----------         ---------------
        Total assets                                                         95,055,355
                                                      ----------         ---------------

LIABILITIES
Payables:
     Bank overdraft                                                             305,581
     Investments purchased                                                    3,837,772
     Capital shares redeemed                                  -                 205,387
     Collateral on securities loaned                                          3,928,420
     Dividends                                                                       --
     To investment advisor                              (73,849)                (28,011) a
Unrealized loss on forward
 currency contracts                                                                  --
Other Liabilites(f)                                    (279,829) a              (99,207)
                                                      ----------         ---------------
        Total Liabilities                              (353,678)              8,149,942
                                                      ----------         ---------------
        NET ASSETS                                      353,678              86,905,413
                                                      ----------         ---------------
     *  Investments, at cost                                                 92,668,242
                                                      ----------         ---------------
   **   Foreign currencies, at cost                                             451,790
                                                      ----------         ---------------

NET ASSETS CONSIST OF:
Paid-in capital                                                             345,664,727
Undistributed net investment income (loss)              353,678                (148,895)
Accumulated net realized gain (loss) on
  investments and foreign currencies                                       (251,315,988)
Net unrealized appreciation (depreciation) of
  investments and of other assets and                                                --
liabilities denominated in foreign currencies                                (7,294,431)
                                                      ----------         ---------------
Net Assets applicable to all shares outstanding         353,678              86,905,413
                                                      ----------         ---------------
Net Assets of Institutional Shares                      353,678              86,905,296
Net Assets of Retirement shares                               0                     117
                                                      ----------         ---------------
Institutional Shares outstanding                        823,976               8,538,705
Retirement Shares outstanding                                                        12
                                                      ----------         ---------------
Net Asset Value - Institutional Share                                             10.18
Net Asset Value - Retirement Share                                                10.12
                                                      ----------         ---------------
    Share conversion ratio

PRO-FORMA COMBINING THE STATEMENT OF OPERATIONS

                                                         GLOBAL SELECT    GLOBAL TECHNOLOGY GLOBAL HEALTHCARE
                                                         YEAR ENDED       YEAR ENDED         YEAR ENDED
                                                         MARCH 31, 2002   MARCH 31, 2002     MARCH 31, 2002
                                                         ---------------  ---------------  ------------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                         $     203,308    $     109,357    $     396,546
Interest                                                        21,665          265,489          117,734
Securities Lending                                              23,101          289,101           78,801
                                                         -------------     ------------     ------------
  Total Income                                                 248,074          663,947          593,081
                                                         -------------     ------------     ------------

EXPENSES
Advisory fee                                                   249,950          648,629        1,076,579
Accounting and administration fees                              39,166           54,150           62,000
Custodian fees                                                  53,649           80,199           80,677
Transfer agent fees and expenses                                24,715           17,005           48,996
Shareholder servicing fees                                          --               --               --
Administrative services                                         31,244           65,992          107,658
Professional fees                                                7,682           21,185           25,905
Shareholder reporting                                              116               --               --
Registration fees                                                9,784           24,591           18,865
Trustees' fees and expenses                                      1,361           14,674            5,649
Interest and credit facility fee                                 6,023            2,665            2,854
Insurance                                                           48           27,649           22,615
Miscellaneous                                                    4,798            5,862            7,541
                                                         --------------   --------------   --------------
  Total Expenses                                               428,536          962,601        1,459,339
Expenses (reimbursed)/recouped                                 (44,587)         (12,866)              --
                                                         --------------   --------------   --------------
  Net Expenses                                                 383,949          949,735        1,459,339
                                                         --------------   --------------   --------------
NET INVESTMENT INCOME (LOSS)                                  (135,875)        (285,788)        (866,258)
                                                         --------------   --------------   --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain (loss) from:
  Securities                                                (5,273,293)     (49,466,876)       2,714,574
  Foreign currency transactions                                (60,379)        (220,163)          (5,118)
                                                         --------------   --------------   --------------
    Net realized gain (loss)                                (5,333,672)     (49,687,039)       2,709,456
                                                         --------------   --------------   --------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                5,307,602       41,189,485        1,773,656
  Other assets and liabilities denominated in foreign
   currencies                                                   17,651           10,102              535
                                                         --------------   --------------   --------------
    Net unrealized appreciation (depreciation)               5,325,253       41,199,587        1,774,191
                                                         --------------   --------------   --------------
NET GAIN (LOSS) ON INVESTMENTS                                  (8,419)      (8,487,452)       4,483,647
                                                         --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                        $    (144,294)   $  (8,773,240)   $   3,617,389
                                                         --------------   --------------   --------------
  *Foreign taxes withheld                                $      11,693    $      16,679    $       7,600
                                                         --------------   --------------   --------------
   Average net assets (unaudited)                           31,243,750       65,992,000      107,657,900

                                                                         PRO-FORMA
                                                                     COMBINED STATEMENT
                                                        ADJUSTMENTS  OF OPERATIONS
                                                                         unaudited
                                                       ------------  ------------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                                   0           709,211
Interest                                                           0           404,888
Securities Lending                                                 0           391,003
                                                          ----------   ---------------
  Total Income                                                     0         1,505,102
                                                          ----------   ---------------

EXPENSES
Advisory fee                                                (336,009)        1,639,149 b
Accounting and administration fees                           (42,337)          112,979 c
Custodian fees                                                (1,200)          213,325 d
Transfer agent fees and expenses                             (22,000)           68,716 e
Shareholder servicing fees                                         0                --
Administrative services                                            0           204,894
Professional fees                                                  0            54,772
Shareholder reporting                                              0               116
Registration fees                                                  0            53,240
Trustees' fees and expenses                                        0            21,684
Interest and credit facility fee                                   0            11,542
Insurance                                                          0            50,312
Miscellaneous                                                      0            18,201
                                                           ----------   ---------------
  Total Expenses                                            (401,546)        2,448,930
Expenses (reimbursed)/recouped                               118,904            61,451
                                                           ----------   ---------------
  Net Expenses                                              (282,642)        2,510,381 f
                                                           ----------   ---------------
NET INVESTMENT INCOME (LOSS)                                 282,642        (1,005,279)
                                                           ----------   ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain (loss) from:
  Securities                                                       0       (52,025,595)
  Foreign currency transactions                                    0          (285,660)
                                                           ----------   ---------------
    Net realized gain (loss)                                       0       (52,311,255)
                                                           ----------   ---------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                      0        48,270,743
  Other assets and liabilities denominated in foreign
  currencies                                                       0            28,288
                                                           ----------   ---------------
    Net unrealized appreciation (depreciation)                     0        48,299,031
                                                           ----------   ---------------
NET GAIN (LOSS) ON INVESTMENTS                                     0        (4,012,224)
                                                           ----------   ---------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                            282,642        (5,017,503)
                                                           ----------   ---------------
  *Foreign taxes withheld                                                       35,972
                                                           ----------   ---------------
   Average net assets                                                      204,893,650


FOOTNOTES
a - Adjustment reflects total pro forma expense reductions for the year ended
    3/31/02 and the six months ended 9/30/02 that would result from the combination of Global Health Care and Global Technology into Global Select. See footnotes to Statements of Operations for details.
b - Global Select will be the survivor w/ management fee of 80 bp vs 100 in
    Global Tech and Global health
c - BP fees on combined assets would eliminate account minimums of $40k/yr d - Eliminate triplicative BIDS Worldview fee e - Eliminate triplicative account minimums f - Fee cap for Global Select was 120 bp which is lower than the 140 bp for both Global Tech and Global Health

PRO-FORMA COMBINING THE STATEMENT OF OPERATIONS
SEPTEMBER 30, 2002

                                                        GLOBAL SELECT   GLOBAL TECHNOLOGY   GLOBAL HEALTHCARE
                                                        PERIOD ENDED        PERIOD ENDED        PERIOD ENDED
                                                     SEPTEMBER 30, 2002 SEPTEMBER 30, 2002  SEPTEMBER 30, 2002
                                                        (UNAUDITED)         (UNAUDITED)         (UNAUDITED)
                                                     ------------------ ------------------  ------------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                      $      230,025    $          21,070    $          65,012
Interest                                                       3,360                8,139                3,599
Securities Lending                                             1,154                7,399                  927
                                                      ---------------   ------------------   ------------------
  Total Income                                               234,539               36,608               69,538
                                                      ---------------   ------------------   ------------------

EXPENSES
Advisory fee                                                 166,983              162,422              206,816
Accounting and administration fees                            26,072               27,894               22,973
Custodian fees                                                34,760               33,356               27,520
Transfer agent fees and expenses                              11,650               20,820               22,420
Administrative services                                       20,873               16,242               20,682
Professional fees                                              6,509               11,060                6,529
Shareholder reporting                                          3,262                3,576                4,834
Registration fees                                              1,726                7,627                8,594
Trustees' fees and expenses                                    1,125                1,312                1,788
Interest and credit facility fee                              10,792                1,747                  708
Insurance                                                         --                6,535                5,011
Miscellaneous                                                  1,517                4,482                4,056
                                                      ---------------   ------------------   ------------------
  Total Expenses                                             285,269              297,073              331,931
Expenses (reimbursed)/recouped                               (39,318)             (53,133)             (39,947)
                                                      ---------------   ------------------   ------------------
  Net Expenses                                               245,951              243,940              291,984
                                                      ---------------   ------------------   ------------------
NET INVESTMENT INCOME (LOSS)                                 (11,412)            (207,332)            (222,446)
                                                      ---------------   ------------------   ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain (loss) from:
  Securities                                              (5,493,344)         (12,802,292)         (15,474,650)
  Foreign currency transactions                              (44,324)               3,618                 (480)
                                                        -------------      ---------------     ----------------
    Net realized gain (loss)                              (5,537,668)         (12,798,674)         (15,475,130)
                                                      ---------------   ------------------   ------------------
Change in unrealized appreciation (depreciation) of:
  Investments                                             (7,349,365)         (10,217,725)          (3,461,092)
  Other assets and liabilities denominated in foreign
  currencies                                                  (4,749)                 371                  675
                                                      ---------------   ------------------   ------------------
    Net unrealized appreciation (depreciation)            (7,354,114)         (10,217,354)          (3,460,417)
                                                      ---------------   ------------------   ------------------
NET GAIN (LOSS) ON INVESTMENTS                           (12,891,782)         (23,016,028)         (18,935,547)
                                                      ---------------   ------------------   ------------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                     $  (12,903,194)   $     (23,223,360)   $     (19,157,993)
                                                      ---------------   ------------------   ------------------
  *Foreign taxes withheld                             $       21,588    $           1,187    $             266
                                                      ---------------   ------------------   ------------------
Average Net Assets                                        41,631,691           32,395,246           41,250,186
                                                                       PRO-FORMA
                                                                  COMBINED STATEMENT
                                                                     OF OPERATIONS
                                                     ADJUSTMENTS       (UNAUDITED)
                                                     -----------  --------------------
INVESTMENT INCOME
Dividends, net of foreign taxes*                               0           316,107
Interest                                                       0            15,098
Securities Lending                                             0             9,480
                                                        ---------    --------------
  Total Income                                                --           340,685
                                                        ---------    --------------

EXPENSES
Advisory fee                                             (73,849)          462,372 a
Accounting and administration fees                       (37,777)           39,162 b
Custodian fees                                              (600)           95,036 c
Transfer agent fees and expenses                         (11,000)           43,890 d
Administrative services                                       --            57,797 e
Professional fees                                             --            24,098
Shareholder reporting                                         --            11,672
Registration fees                                             --            17,947
Trustees' fees and expenses                                   --             4,225
Interest and credit facility fee                              --            13,247
Insurance                                                     --            11,546
Miscellaneous                                                 --            10,055
                                                        ---------    --------------
  Total Expenses                                        (123,226)          791,047
Expenses (reimbursed)/recouped                            52,190           (80,208)
                                                        ---------    --------------
  Net Expenses                                           (71,036)          710,839 f
                                                        ---------    --------------
NET INVESTMENT INCOME (LOSS)                              71,036          (370,154)
                                                        ---------    --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Realized gain (loss) from:
  Securities                                                   0       (33,770,286)
  Foreign currency transactions                                0           (41,186)
                                                        ---------    --------------
    Net realized gain (loss)                                  --       (33,811,472)
                                                        ---------    --------------
Change in unrealized appreciation (depreciation) of:
  Investments                                                  0       (21,028,182)
  Other assets and liabilities denominated in foreign
  currencies                                                   0            (3,703)
                                                        ---------    --------------
    Net unrealized appreciation (depreciation)                --       (21,031,885)
                                                        ---------    --------------
NET GAIN (LOSS) ON INVESTMENTS                                --       (54,843,357)
                                                        ---------    --------------
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS                         71,036       (55,213,511)
                                                        ---------    --------------
  *Foreign taxes withheld                                                   23,041
                                                        ---------    --------------
  Average net assets                                                   115,277,123

a - Global Select will be the survivor w/ current management fee of 80 bp vs
    100 in Global Tech and Global health.
a cont. - A new registration is pending that would reduce the management fee to 50 bp but add 25 bp Shareholder Servicing Fee) b - BP fees on combined assets would eliminate account minimums of $40k/yr c - Eliminate triplicative BIDS Worldview fee d - Eliminate triplicative account minimums e - A new registration is pending that will replace the current 10 bp
    Administrative Services Fee with a 25 bp fee.

f - Global Select fee cap was 120 bp for the period of April 1, 2002 through June 30, 2002, and 105 bp for the period of July 1, 2002 through September 30, 2002. Effective fee cap for Global Select for the period of April 1, 2002 through September 30, 2002 was 118 bp which is lower than the 140 bp for both Global Tech and Global Health (plus non reimbursable expenses per prospectus)

PRO FORMA SCHEDULE OF INVESTMENTS OF COMBINED FUND (UNAUDITED)
SEPTEMBER 30, 2002

                                                        -------------------------------------------------------
                                                            GLOBAL SELECT FUND       GLOBAL TECHNOLOGY FUND

                                                          NUMBER                     NUMBER
                                                        OF SHARES       VALUE       OF SHARES      VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCK - 92.2%
---------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.6%
     News Corp. Ltd. - ADR                                  27,600 $    531,300
                                                                     -----------

BERMUDA - 0.7%
     Tyco International, Ltd.                               45,000      634,500
                                                                     -----------

CANADA - 1.7%
     Biovail Corp.                                    *
     Forzani Group, Ltd. Cl. A                        *     33,601      378,122
     Precision Drilling Corp.                         *     17,900      538,790
     Talisman Energy, Inc.                                   9,100      364,910
                                                                     -----------
                                                                      1,281,822
                                                                     -----------

CHINA - 0.3%
     Byd Co., Ltd.                                    *                               128,000       260,938
                                                                                                ------------

FINLAND - 1.5%
     Nokia Corp. - ADR                                      64,900      859,925        31,700       420,025
                                                                     -----------                ------------

FRANCE - 1.2%
     Sanofi - Synthelabo S.A.                                9,400      529,969
                                                                     -----------

HONG KONG - 0.5%
     Mainland Headwear Holdings, Ltd.                      730,000      226,968
     TCL International Holdings, Ltd.                                                 771,000       219,946
                                                                     -----------                ------------
                                                                        226,968                     219,946
                                                                     -----------                ------------

IRELAND - 0.9%
     Bank of Ireland                                  *     78,800      767,060
                                                                     -----------

ISRAEL - 1.2%
     Teva Pharmaceutical Industries, Ltd. - ADR              8,800      589,600
                                                                     -----------

JAPAN - 4.3%
     Citizens Electronics Co., Ltd.                          6,300      450,222
     KAO Corporation                                        27,000      595,490
     Mitsubishi Tokyo Financial Group, Inc.                     62      457,845
     Nintendo Co., Ltd.                                      3,500      407,672
     Nissan Motor Co., Ltd.                                 88,900      660,141
     Shiseido Company, Ltd.                                 47,000      560,958
     Sony Corp. S.A.                                        13,800      567,180
                                                                     -----------
                                                                      3,699,508
                                                                     -----------


                                                        -----------------------------            -------------------------------
                                                            GLOBAL HEALTHCARE FUND    ADJUSTMENT      COMBINED FUNDS PROFORMA

                                                             NUMBER                                  NUMBER
                                                             OF SHARES      VALUE                   OF SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 92.2%
--------------------------------------------------------------------------------------------------------------------------------
AUSTRALIA - 0.6%
     News Corp. Ltd. - ADR                                                                               27,600         531,300
                                                                                                                   -------------

BERMUDA - 0.7%
     Tyco International, Ltd.                                                                            45,000         634,500
                                                                                                                   -------------

CANADA - 1.7%
     Biovail Corp.                                    *          8,200       202,458                      8,200         202,458
     Forzani Group, Ltd. Cl. A                        *                                                  33,601         378,122
     Precision Drilling Corp.                         *                                                  17,900         538,790
     Talisman Energy, Inc.                                                                                9,100         364,910
                                                                         ------------                              -------------
                                                                             202,458                                  1,484,280
                                                                         ------------                              -------------

CHINA - 0.3%
     Byd Co., Ltd.                                    *                                                 128,000         260,938
                                                                                                                   -------------

FINLAND - 1.5%
     Nokia Corp. - ADR                                                                                   96,600       1,279,950
                                                                                                                   -------------

FRANCE - 1.2%
     Sanofi - Synthelabo S.A.                                    8,400       473,589                     17,800       1,003,558
                                                                         ------------                              -------------

HONG KONG - 0.5%
     Mainland Headwear Holdings, Ltd.                                                                   730,000         226,968
     TCL International Holdings, Ltd.                                                                   771,000         219,946
                                                                                                                   -------------
                                                                                                                        446,914
                                                                                                                   -------------

IRELAND - 0.9%
     Bank of Ireland                                  *                                                  78,800         767,060
                                                                                                                   -------------

ISRAEL - 1.2%
     Teva Pharmaceutical Industries, Ltd. - ADR                  6,200       415,400                     15,000       1,005,000
                                                                         ------------                              -------------

JAPAN - 4.3%
     Citizens Electronics Co., Ltd.                                                                       6,300         450,222
     KAO Corporation                                                                                     27,000         595,490
     Mitsubishi Tokyo Financial Group, Inc.                                                                  62         457,845
     Nintendo Co., Ltd.                                                                                   3,500         407,672
     Nissan Motor Co., Ltd.                                                                              88,900         660,141
     Shiseido Company, Ltd.                                                                              47,000         560,958
     Sony Corp. S.A.                                                                                     13,800         567,180
                                                                                                                   -------------
                                                                                                                      3,699,508
                                                                                                                   -------------


                                                        ---------------------------------------------------------
                                                            GLOBAL SELECT FUND       GLOBAL TECHNOLOGY FUND

                                                          NUMBER                     NUMBER
                                                        OF SHARES       VALUE       OF SHARES      VALUE
-----------------------------------------------------------------------------------------------------------------
NETHERLANDS - 1.6%
     Chicago Bridge & Iron Co. - NV Shr                     23,900      573,600
     ASM Lithography Holding N.V.                     *                                24,000       148,560
     Unilever NV                                            11,100      657,078
                                                                     -----------                ------------
                                                                      1,230,678                     148,560
                                                                     -----------                ------------
NORWAY - 0.4%
     Frontline, Ltd.                                        20,800       79,991
     Tomra Systems ASA                                      44,100      268,975
                                                                     -----------
                                                                        348,966
                                                                     -----------
RUSSIAN FEDERATION - 0.2%
     Surgutneftegaz - ADR                                    8,300      136,909
                                                                     -----------

SINGAPORE - 1.4%
     DBS Group Holdings, Ltd.                               66,000      415,923
     Flextronics International, Ltd.                  *     64,800      451,786        47,600       331,867
                                                                     -----------                ------------
                                                                        867,709                     331,867
                                                                     -----------                ------------
SOUTH KOREA - 2.3%
     Intops Co., Ltd.                                 *     29,806      322,883
     Samsung Electro Mechanics Co., Ltd.                                                6,460       231,513
     Samsung Electronics Co., Ltd.                           1,980      481,393         4,610       551,961
     Samsung Electronics Co., Ltd. 144A - GDR                3,300      391,050
                                                                     -----------                ------------
                                                                      1,195,326                     783,474
                                                                     -----------                ------------
SPAIN - 0.2%
     Telefonica S.A.                                  *     26,300      195,972
                                                                     -----------

SWEDEN - 0.5%
     Autoliv, Inc.                                          23,300      490,000
                                                                     -----------

SWITZERLAND - 1.9%
     Converium Holding AG - ADR                       *     21,100      453,650
     Micronas Semiconductor-Reg                       *                                 6,728        92,480
     Nestle S.A.                                             2,900      633,858
     UBS AG                                                 11,500      478,516
                                                                     -----------   -----------  ------------
                                                                      1,566,024         6,728        92,480
                                                                     -----------   -----------  ------------
TAIWAN - 0.5%
     Alcon, Inc.                                      *
     Siliconware Precision Industries Co.             *    409,000      211,814
                                                                     -----------
                                                                        211,814
                                                                     -----------

UNITED KINGDOM - 4.3%
     BP Amoco PLC                                           59,700      399,008
     Corus Group PLC                                  *    189,100      101,852
     Diageo PLC                                             44,000      545,944
     HSBC Holdings PLC                                      28,400      292,209
     Next PLC                                               36,100      527,401
     Shire Pharmaceuticals Group PLC                  *     68,600      555,584
     Shire Pharmeuticals Group PLC                    *      2,000       49,540
     Vodafone Group PLC                                    444,900      570,215
     Vodafone Group PLC - ADR                                8,700      111,621
                                                                     -----------
                                                                      3,153,374
                                                                     -----------


                                                        -------------------------              -------------------------------
                                                        GLOBAL HEALTHCARE FUND    ADJUSTMENT        COMBINED FUNDS PROFORMA

                                                         NUMBER                                    NUMBER
                                                         OF SHARES      VALUE                     OF SHARES         VALUE
---------------------------------------------------------------------------------              --------------------------------
NETHERLANDS - 1.6%
     Chicago Bridge & Iron Co. - NV Shr                                                                  23,900         573,600
     ASM Lithography Holding N.V.                     *                                                  24,000         148,560
     Unilever NV                                                                                         11,100         657,078
                                                                                                                   -------------
                                                                                                                      1,379,238
                                                                                                                   -------------
NORWAY - 0.4%
     Frontline, Ltd.                                                                                     20,800          79,991
     Tomra Systems ASA                                                                                   44,100         268,975
                                                                                                                   -------------
                                                                                                                        348,966
                                                                                                                   -------------
RUSSIAN FEDERATION - 0.2%
     Surgutneftegaz - ADR                                                                                 8,300         136,909
                                                                                                                   -------------

SINGAPORE - 1.4%
     DBS Group Holdings, Ltd.                                                                            66,000         415,923
     Flextronics International, Ltd.                  *                                                 112,400         783,653
                                                                                                                   -------------
                                                                                                                      1,199,576
                                                                                                                   -------------
SOUTH KOREA - 2.3%
     Intops Co., Ltd.                                 *                                                  29,806         322,883
     Samsung Electro Mechanics Co., Ltd.                                                                  6,460         231,513
     Samsung Electronics Co., Ltd.                                                                        6,590       1,033,354
     Samsung Electronics Co., Ltd. 144A - GDR                                                             3,300         391,050
                                                                                                                   -------------
                                                                                                                      1,978,800
                                                                                                                   -------------
SPAIN - 0.2%
     Telefonica S.A.                                  *                                                  26,300         195,972
                                                                                                                   -------------

SWEDEN - 0.5%
     Autoliv, Inc.                                                                                       23,300         490,000
                                                                                                                   -------------

SWITZERLAND - 1.9%
     Converium Holding AG - ADR                       *                                                  21,100         453,650
     Micronas Semiconductor-Reg                       *                                                   6,728          92,480
     Nestle S.A.                                                                                          2,900         633,858
     UBS AG                                                                                              11,500         478,516
                                                                                                                   -------------
                                                                                                          6,728       1,658,504
                                                                                                                   -------------
TAIWAN - 0.5%
     Alcon, Inc.                                      *   5,700       220,875                             5,700         220,875
     Siliconware Precision Industries Co.             *                                                 409,000         211,814
                                                                  ------------                                     -------------
                                                                      220,875                                           432,689
                                                                  ------------                                     -------------

UNITED KINGDOM - 4.3%
     BP Amoco PLC                                                                                        59,700         399,008
     Corus Group PLC                                  *                                                 189,100         101,852
     Diageo PLC                                                                                          44,000         545,944
     HSBC Holdings PLC                                                                                   28,400         292,209
     Next PLC                                                                                            36,100         527,401
     Shire Pharmaceuticals Group PLC                  *  22,700       562,279                            91,300       1,117,863
     Shire Pharmeuticals Group PLC                    *                                                   2,000          49,540
     Vodafone Group PLC                                                                                 444,900         570,215
     Vodafone Group PLC - ADR                                                                             8,700         111,621
                                                                  ------------                                     -------------
                                                                      562,279                                         3,715,653
                                                                  ------------                                     -------------

                                                        -----------------------------------------------------
                                                            GLOBAL SELECT FUND       GLOBAL TECHNOLOGY FUND

                                                          NUMBER                     NUMBER
                                                        OF SHARES       VALUE       OF SHARES      VALUE
-------------------------------------------------------------------------------------------------------------
UNITED STATES - 66.0%
     3M Co.                                                  5,900      648,823
     aaiPharma, Inc.                                  *
     Abgenix, Inc.                                    *
     Accredo Health, Inc.                             *
     Affiliated Computer Services, Inc. Cl. A         *                                 8,800       374,440
     Allergan, Inc.
     Allstate Corp.                                         17,600      625,680
     Amazon.com, Inc.                                 *                                29,400       468,342
     American Express Co.                                   15,200      473,936
     Amgen, Inc.                                      *     10,400      433,680
     Anadarko Petroleum Corp.                               17,600      783,904
     Anheuser Busch, Inc.                                   11,600      586,960
     Anteon International Corp.                       *                                16,600       451,188
     Anthem, Inc.                                     *     12,400      806,000
     Applied Signal Technology                        *                                32,700       299,205
     Atrix Laboratories, Inc.                         *
     Autozone, Inc.                                   *      8,800      693,968
     Ball Corp.                                             12,400      624,836
     Barr Laboratories, Inc.                          *
     Beckman Coulter, Inc.
     Big Lots, Inc.                                   *     37,400      592,042
     Biomet, Inc.
     BMC Software, Inc.                               *                                22,200       290,154
     Boston Scientific Corp.                          *
     CACI International, Inc. Cl. A                   *      9,900      350,955
     Cendant Corp.                                    *     21,900      235,644
     Cephalon, Inc.                                   *
     Cerner Corp.                                     *
     Chippac, Inc. Cl. A                              *                                77,832       166,483
     Choicepoint, Inc.                                *     12,233      435,984
     Cisco Systems, Inc.                              *     36,700      384,616        50,900       533,432
     Community Health Systems, Inc.                   *
     Conceptus, Inc.                                  *
     Cray, Inc.                                       *                               109,300       431,735
     Crown Cork & Seal Co., Inc.                            55,900      293,475
     Dell Computer Corp.                              *     39,800      935,698
     Dial Corp.                                             26,400      566,544
     DuPont Photomasks, Inc.                          *                                10,100       230,078
     Electronic Arts, Inc.                            *     15,200    1,002,592
     Elite Information Group, Inc.                    *                                31,500       219,240
     EMCOR Group, Inc.                                *      8,200      407,540
     Extreme Networks, Inc.                           *                                42,500       178,925
     Forest Laboratories, Inc. Cl. A.                 *      7,100      582,271
     Foundry Networks, Inc.                           *                                42,200       231,256
     Genentech, Inc.                                  *
     Gilead Sciences, Inc.                            *
     HCA, Inc.
     HPL Technologies, Inc.                           *                                22,100         1,105
     Hunt J.B. Transportation Services, Inc.          *     19,800      466,290
     IMC Global, Inc.                                       40,800      491,640
     Imation Corp.                                    *                                14,400       407,952
     Inamed Corp.                                     *
     Integrated Circuit Systems, Inc.                 *                                22,200       348,540
     Intergraph Corp.                                 *                                19,800       338,382
     International Business Machines Corp.                                              5,800       338,662
     Interpore International, Inc.                    *
     Intersil Corp. Cl. A                             *                                20,800       269,568
     Intuit, Inc.                                     *     14,700      669,291
     Invision Technologies, Inc.                      *                                15,000       480,150
     Jetblue Airways Corp.                            *     10,300      415,399

                                                        -------------------------              -------------------------------
                                                        GLOBAL HEALTHCARE FUND    ADJUSTMENT        COMBINED FUNDS PROFORMA

                                                         NUMBER                                    NUMBER
                                                         OF SHARES      VALUE                     OF SHARES             VALUE
---------------------------------------------------------------------------------              --------------------------------
UNITED STATES - 66.0%
     3M Co.                                                                                               5,900         648,823
     aaiPharma, Inc.                                  *   8,900       106,720                             8,900         106,720
     Abgenix, Inc.                                    *  30,800       199,892                            30,800         199,892
     Accredo Health, Inc.                             *   8,500       405,280                             8,500         405,280
     Affiliated Computer Services, Inc. Cl. A         *                                                   8,800         374,440
     Allergan, Inc.                                      11,700       636,480                            11,700         636,480
     Allstate Corp.                                                                                      17,600         625,680
     Amazon.com, Inc.                                 *                                                  29,400         468,342
     American Express Co.                                                                                15,200         473,936
     Amgen, Inc.                                      *  23,800       992,460                            34,200       1,426,140
     Anadarko Petroleum Corp.                                                                            17,600         783,904
     Anheuser Busch, Inc.                                                                                11,600         586,960
     Anteon International Corp.                       *                                                  16,600         451,188
     Anthem, Inc.                                     *   5,100       331,500                            17,500       1,137,500
     Applied Signal Technology                        *                                                  32,700         299,205
     Atrix Laboratories, Inc.                         *  13,200       195,360                            13,200         195,360
     Autozone, Inc.                                   *                                                   8,800         693,968
     Ball Corp.                                                                                          12,400         624,836
     Barr Laboratories, Inc.                          *  10,700       666,503                            10,700         666,503
     Beckman Coulter, Inc.                               10,700       414,090                            10,700         414,090
     Big Lots, Inc.                                   *                                                  37,400         592,042
     Biomet, Inc.                                         7,900       210,377                             7,900         210,377
     BMC Software, Inc.                               *                                                  22,200         290,154
     Boston Scientific Corp.                          *  15,000       473,400                            15,000         473,400
     CACI International, Inc. Cl. A                   *                                                   9,900         350,955
     Cendant Corp.                                    *                                                  21,900         235,644
     Cephalon, Inc.                                   *   5,000       204,100                             5,000         204,100
     Cerner Corp.                                     *   5,900       207,739                             5,900         207,739
     Chippac, Inc. Cl. A                              *                                                  77,832         166,483
     Choicepoint, Inc.                                *                                                  12,233         435,984
     Cisco Systems, Inc.                              *                                                  87,600         918,048
     Community Health Systems, Inc.                   *   9,700       258,311                             9,700         258,311
     Conceptus, Inc.                                  *  34,900       533,970                            34,900         533,970
     Cray, Inc.                                       *                                                 109,300         431,735
     Crown Cork & Seal Co., Inc.                                                                         55,900         293,475
     Dell Computer Corp.                              *                                                  39,800         935,698
     Dial Corp.                                                                                          26,400         566,544
     DuPont Photomasks, Inc.                          *                                                  10,100         230,078
     Electronic Arts, Inc.                            *                                                  15,200       1,002,592
     Elite Information Group, Inc.                    *                                                  31,500         219,240
     EMCOR Group, Inc.                                *                                                   8,200         407,540
     Extreme Networks, Inc.                           *                                                  42,500         178,925
     Forest Laboratories, Inc. Cl. A.                 *   6,000       492,060                            13,100       1,074,331
     Foundry Networks, Inc.                           *                                                  42,200         231,256
     Genentech, Inc.                                  *  22,900       747,227                            22,900         747,227
     Gilead Sciences, Inc.                            *  20,000       670,600                            20,000         670,600
     HCA, Inc.                                           12,300       585,603                            12,300         585,603
     HPL Technologies, Inc.                           *                                                  22,100           1,105
     Hunt J.B. Transportation Services, Inc.          *                                                  19,800         466,290
     IMC Global, Inc.                                                                                    40,800         491,640
     Imation Corp.                                    *                                                  14,400         407,952
     Inamed Corp.                                     *  12,200       280,600                            12,200         280,600
     Integrated Circuit Systems, Inc.                 *                                                  22,200         348,540
     Intergraph Corp.                                 *                                                  19,800         338,382
     International Business Machines Corp.                                                                5,800         338,662
     Interpore International, Inc.                    *  16,600       134,460                            16,600         134,460
     Intersil Corp. Cl. A                             *                                                  20,800         269,568
     Intuit, Inc.                                     *                                                  14,700         669,291
     Invision Technologies, Inc.                      *                                                  15,000         480,150
     Jetblue Airways Corp.                            *                                                  10,300         415,399


                                                        -----------------------------------------------------
                                                            GLOBAL SELECT FUND       GLOBAL TECHNOLOGY FUND

                                                          NUMBER                     NUMBER
                                                        OF SHARES       VALUE       OF SHARES      VALUE
-------------------------------------------------------------------------------------------------------------
     Johnson & Johnson                                      14,300      773,344
     LSI Logic Corp.                                  *                                32,000       203,200
     Lockheed Martin Corp.                                   8,100      523,827
     Lowe's Companies, Inc.                                 17,800      736,920
     Marvell Technology Group, Ltd.                   *                                23,600       374,060
     McData Corp. Cl. A                               *                                28,300       153,669
     Medimmune, Inc.                                  *
     Medtronic, Inc.                                        15,300      644,436
     MGM Mirage, Inc.                                 *     24,900      928,770
     Microchip Technology, Inc.                       *                                14,900       304,705
     Micron Technology, Inc.                          *     19,000      235,030        14,700       181,839
     Microsoft Corp.                                  *     21,200      926,228        11,400       498,066
     Millennium Pharmaceuticals, Inc.                 *
     Moody's Corp.                                          11,000      533,500
     Neoware Systems, Inc.                            *                                19,100       268,355
     Netscreen Technologies, Inc.                     *                                19,000       206,150
     Nextel Communications, Inc. Cl. A                *     98,100      740,655
     Northrop Grunman Corp.                                  6,200      769,048
     Overture Services, Inc.                          *     11,700      275,769        20,700       487,899
     Patterson Energy, Inc.                           *     18,600      474,486
     Pfizer, Inc.                                           15,700      455,614
     Pharmacia Corp.                                        11,000      427,680
     Planar Systems, Inc.                             *                                18,500       294,890
     Priority Healthcare Corp.- Cl. B                 *
     Proctor & Gamble Co.                                   12,400    1,108,312
     Quiksilver, Inc.                                 *     33,100      747,729
     Rent-A-Center, Inc.                              *      7,000      363,650
     Sanmina Corp.                                    *                                78,300       216,891
     Scripps Co. Cl. A                                       7,400      512,820
     Silicon Laboratories, Inc.                       *                                13,100       240,123
     SmartForce PLC                                   *                                43,560       143,748
     Smith International, Inc.                        *     11,000      322,410
     St. Jude Medical, Inc.                           *
     Sun Microsystems, Inc.                           *                                34,600        89,614
     SunGard Data Systems, Inc.                       *                                14,400       280,080
     Symantec Corp.                                   *                                14,700       494,949
     Synopsys, Inc.                                   *                                 6,200       236,530
     Tekelec                                          *                                28,200       243,366
     Tenet Healthcare Corp.                           *
     Therasense, Inc.                                 *
     Triad Hospitals, Inc.                            *
     USA Networks, Inc.                               *     20,600      399,228
     Universal Health Services-B                      *
     Viacom, Inc. Cl. B                               *     11,800      478,490
     Vishay Intertechnology, Inc.                     *                                16,700       146,960


                                                        -------------------------              -------------------------------
                                                        GLOBAL HEALTHCARE FUND    ADJUSTMENT        COMBINED FUNDS PROFORMA

                                                         NUMBER                                    NUMBER
                                                         OF SHARES      VALUE                     OF SHARES             VALUE
---------------------------------------------------------------------------------              --------------------------------
     Johnson & Johnson                                                                                   14,300         773,344
     LSI Logic Corp.                                  *                                                  32,000         203,200
     Lockheed Martin Corp.                                                                                8,100         523,827
     Lowe's Companies, Inc.                                                                              17,800         736,920
     Marvell Technology Group, Ltd.                   *                                                  23,600         374,060
     McData Corp. Cl. A                               *                                                  28,300         153,669
     Medimmune, Inc.                                  *  36,700       765,929                            36,700         765,929
     Medtronic, Inc.                                     21,000       884,520                            36,300       1,528,956
     MGM Mirage, Inc.                                 *                                                  24,900         928,770
     Microchip Technology, Inc.                       *                                                  14,900         304,705
     Micron Technology, Inc.                          *                                                  33,700         416,869
     Microsoft Corp.                                  *                                                  32,600       1,424,294
     Millennium Pharmaceuticals, Inc.                 *  58,300       543,356                            58,300         543,356
     Moody's Corp.                                                                                       11,000         533,500
     Neoware Systems, Inc.                            *                                                  19,100         268,355
     Netscreen Technologies, Inc.                     *                                                  19,000         206,150
     Nextel Communications, Inc. Cl. A                *                                                  98,100         740,655
     Northrop Grunman Corp.                                                                               6,200         769,048
     Overture Services, Inc.                          *                                                  32,400         763,668
     Patterson Energy, Inc.                           *                                                  18,600         474,486
     Pfizer, Inc.                                        20,000       580,400                            35,700       1,036,014
     Pharmacia Corp.                                     25,900     1,006,992                            36,900       1,434,672
     Planar Systems, Inc.                             *                                                  18,500         294,890
     Priority Healthcare Corp.- Cl. B                 *  17,300       435,960                            17,300         435,960
     Proctor & Gamble Co.                                                                                12,400       1,108,312
     Quiksilver, Inc.                                 *                                                  33,100         747,729
     Rent-A-Center, Inc.                              *                                                   7,000         363,650
     Sanmina Corp.                                    *                                                  78,300         216,891
     Scripps Co. Cl. A                                                                                    7,400         512,820
     Silicon Laboratories, Inc.                       *                                                  13,100         240,123
     SmartForce PLC                                   *                                                  43,560         143,748
     Smith International, Inc.                        *                                                  11,000         322,410
     St. Jude Medical, Inc.                           *  18,500       660,450                            18,500         660,450
     Sun Microsystems, Inc.                           *                                                  34,600          89,614
     SunGard Data Systems, Inc.                       *                                                  14,400         280,080
     Symantec Corp.                                   *                                                  14,700         494,949
     Synopsys, Inc.                                   *                                                   6,200         236,530
     Tekelec                                          *                                                  28,200         243,366
     Tenet Healthcare Corp.                           *  22,300     1,103,850                            22,300       1,103,850
     Therasense, Inc.                                 *  13,200       184,272                            13,200         184,272
     Triad Hospitals, Inc.                            *   6,600       250,470                             6,600         250,470
     USA Networks, Inc.                               *                                                  20,600         399,228
     Universal Health Services-B                      *   9,800       501,270                             9,800         501,270
     Viacom, Inc. Cl. B                               *                                                  11,800         478,490
     Vishay Intertechnology, Inc.                     *                                                  16,700         146,960

                                                        ------------------------------------------------------
                                                            GLOBAL SELECT FUND       GLOBAL TECHNOLOGY FUND

                                                          NUMBER                     NUMBER
                                                        OF SHARES       VALUE       OF SHARES      VALUE
--------------------------------------------------------------------------------------------------------------
     Wal-Mart Stores, Inc.                                   9,100      448,084
     Wells Fargo & Co.                                      10,100      486,416
     Whole Foods Market, Inc.                         *     16,400      702,576
     Williams Somona, Inc.                            *     31,000      732,530
     Xerox Corp.                                      *                                60,700       300,465
     Yahoo!, Inc.                                     *                                29,200       279,444
     Zimmer Holdings, Inc.                            *     17,100      655,614
                                                                     -----------                ------------
                                                                     28,910,934                  11,703,840
                                                                     -----------                ------------
TOTAL COMMON STOCK
     (COST GLOBAL SELECT: $50,521,057)                               47,428,358
                                                                     -----------
     (COST GLOBAL TECHNOLOGY: $18,681,630)                                                       13,961,130
                                                                                                ------------
     (COST GLOBAL HEALTHCARE: $17,164,875)



                                                            NUMBER                     NUMBER
                                                          OF SHARES    VALUE         OF SHARES     VALUE
--------------------------------------------------------------------------------   -------------------------
EQUITY-LINKED SECURITIES  - 3.2%
--------------------------------------------------------------------------------   -------------------------
INDIA - 1.4%
     Credit Suisse FB Infosys Technologies - 04/30/04                                    5,200       365,716
     Merrill Lynch Satyam Computer Services,
      Ltd. - 11/18/02                                       86,352       385,130       103,222       460,370
                                                                      -----------                ------------
                                                                         385,130                     826,086
                                                                      -----------                ------------

TAIWAN - 0.9%
     Credit Suisse FB Taiwan Semiconductor
          Manufacturing Co., Ltd. - 01/26/04                                           601,212       408,824
     Nanya Technology Corp. - 01/17/02                                                 272,700       169,074
     Merrill Lynch Taiwan Styrene Monomer
      Corp. - 05/15/03                                     250,000       167,500
                                                                      -----------                ------------
                                                                         167,500                     577,898
                                                                      -----------                ------------

UNITED KINGDOM - 0.9%
     UBS Hyb Elitegroup - 03/05/03                                                      64,000       152,960
     UBS Siliconware Corp.                                                             546,000       283,920
     UBS Unit Accton Technology Corp. - 12/20/02                                       246,075       374,034
                                                                                                 ------------
                                                                                                     810,914
                                                                                                 ------------
TOTAL EQUITY-LINKED SECURITIES
     (COST GLOBAL SELECT: $635,747)                                      552,630
                                                                      -----------
     (COST GLOBAL TECHNOLOGY: $2,859,647)                                                          2,214,898
                                                                                                 ------------


                                                          PRINCIPAL                  PRINCIPAL
                                                           AMOUNT     VALUE           AMOUNT        VALUE
--------------------------------------------------------------------------------   -------------------------
TIME DEPOSIT - 0.8%
--------------------------------------------------------                           -------------------------
     Bank One Grand Cayman
          1.340%, 10/01/02
         (COST: $681,087)                                                             681,087       681,087
                                                                                   -----------  ------------

     Brown Brothers Harriman & Co.
          1.340%, 10/01/02
         (COST: $2,124,199)                                 18,428       18,428
                                                        -----------  -----------

     TOTAL INVESTMENTS  - 96.2%  **
     (COST GLOBAL SELECT: $51,175,232)                               47,999,416
     (COST GLOBAL TECHNOLOGY: $22,222,364)                                                       16,857,115
     (COST GLOBAL HEALTHCARE: $19,270,646)


     OTHER ASSETS /LIABILITIES - 3.8%                                 1,281,378                     (53,526)
                                                                   -------------              --------------
     NET ASSETS   - 100.0%                                         $ 49,280,794               $  16,803,589
                                                                   =============              ==============

------------------------------------------------------  ------------------------   -------------------------

                                                        -------------------------              -------------------------------
                                                        GLOBAL HEALTHCARE FUND    ADJUSTMENT        COMBINED FUNDS PROFORMA

                                                         NUMBER                                    NUMBER
                                                         OF SHARES      VALUE                     OF SHARES             VALUE
---------------------------------------------------------------------------------              --------------------------------
     Wal-Mart Stores, Inc.                                                                                9,100         448,084
     Wells Fargo & Co.                                                                                   10,100         486,416
     Whole Foods Market, Inc.                         *                                                  16,400         702,576
     Williams Somona, Inc.                            *                                                  31,000         732,530
     Xerox Corp.                                      *                                                  60,700         300,465
     Yahoo!, Inc.                                     *                                                  29,200         279,444
     Zimmer Holdings, Inc.                            *  22,800       874,152                            39,900       1,529,766
                                                                  ------------                                     -------------
                                                                   16,538,353                                        57,153,127
                                                                  ------------                                     -------------
TOTAL COMMON STOCK
     (COST GLOBAL SELECT: $50,521,057)
                                                                                                                   -------------
     (COST GLOBAL TECHNOLOGY: $18,681,630)
                                                                                                                   -------------
     (COST GLOBAL HEALTHCARE: $17,164,875)                         18,412,954                                        79,802,442
                                                                  ------------                                     -------------


                                                                                                       NUMBER
                                                                                                      OF SHARES         VALUE
----------------------------------------------------------                                       -------------------------------
EQUITY-LINKED SECURITIES  - 3.2%
----------------------------------------------------------                                       -------------------------------
INDIA - 1.4%
     Credit Suisse FB Infosys Technologies - 04/30/04                                                      5,200         365,716
     Merrill Lynch Satyam Computer Services, Ltd. -
       11/18/02                                                                                          189,574         845,500
                                                                                                                    -------------
                                                                                                                       1,211,216
                                                                                                                    -------------

TAIWAN - 0.9%
     Credit Suisse FB Taiwan Semiconductor
          Manufacturing Co., Ltd. - 01/26/04                                                             601,212         408,824
     Nanya Technology Corp. - 01/17/02                                                                   272,700         169,074
     Merrill Lynch Taiwan Styrene Monomer Corp. -
       05/15/03                                                                                          250,000         167,500
                                                                                                                    -------------
                                                                                                                         745,398
                                                                                                                    -------------

UNITED KINGDOM - 0.9%
     UBS Hyb Elitegroup - 03/05/03                                                                        64,000         152,960
     UBS Siliconware Corp.                                                                               546,000         283,920
     UBS Unit Accton Technology Corp. - 12/20/02                                                         246,075         374,034
                                                                                                                    -------------
                                                                                                                         810,914
                                                                                                                    -------------
TOTAL EQUITY-LINKED SECURITIES
     (COST GLOBAL SELECT: $635,747)


     (COST GLOBAL TECHNOLOGY: $2,859,647)                                                                              2,767,528
                                                                                                                    -------------


                                                                                                        PRINCIPAL
                                                                                                         AMOUNT            VALUE
---------------------------------------------------------------------------------                   -------------------------------
TIME DEPOSIT - 0.8%
---------------------------------------------------------------------------------                   -------------------------------
     Bank One Grand Cayman
          1.340%, 10/01/02
         (COST: $681,087)                                                                                 681,087         681,087
                                                                                                   ---------------   -------------

     Brown Brothers Harriman & Co.
          1.340%, 10/01/02
         (COST: $2,124,199)                              2,105,771     2,105,771
                                                        -----------  ------------

     TOTAL INVESTMENTS  - 96.2%  **
     (COST GLOBAL SELECT: $51,175,232)
     (COST GLOBAL TECHNOLOGY: $22,222,364)
     (COST GLOBAL HEALTHCARE: $19,270,646)                           20,518,725                                        85,375,256
                                                                                                                     -------------
     OTHER ASSETS /LIABILITIES - 3.8%                                   (51,373)                                        1,176,479
                                                                  --------------                                  ----------------
     NET ASSETS   - 100.0%                                        $  20,467,352         342,136                   $    86,893,871
                                                                  ==============                                  ================
------------------------------------------------------  ------------------------                   -------------------------------

 *  NON-INCOME PRODUCING SECURITIES.
**  PERCENTAGES FOR THE COMBINED PRO FORMA

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

Note 1 - Basis of Combination:

     On November 8, 2002, the Board of Trustees approved the Plan of Reorganization (the "Plan") of the Global Technology Fund and Global Health Care Fund (collectively the "Funds", individually the "Fund"), whereby, subject to approval by the shareholders of Funds, the Global Select Fund will acquire all of the assets of the Funds subject to the liabilities of such Fund, in exchange for a number of shares of Global Select Fund Class I shares equal in value to the net assets of such Fund (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at September 30, 2002. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of the Funds at September 30, 2002. The unaudited pro forma statement of operations reflects the results of operations of the Funds for the period ended September 30, 2002. These statements have been derived from the Funds' respective books and records utilized in calculating daily net asset value at the date indicated above for each Fund under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Global Select Fund for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Fund which are incorporated by reference in the Statement of Additional Information.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

                                                                                GLOBAL            GLOBAL           GLOBAL
                                                                                SELECT          TECHNOLOGY      HEALTH CARE
ASSETS
Investments, at value*                                                       $  47,999,416    $  16,857,115    $  20,518,725
Foreign currencies, at value**                                                     444,027               --               --
Cash                                                                               440,355               --               --
Cash collateral received for securities loaned                                   1,378,040        2,550,380               --
Receivables:
   Investment securities sold                                                    4,439,115          139,554          198,266
   Capital shares sold                                                                  --              405              471
   Dividends                                                                        43,620               --            8,820
   Foreign taxes receivable                                                          5,386               --            6,812
   Interest                                                                             --               --               --
   From investment advisor                                                              --               --               --
Other assets                                                                         2,134           10,511           12,203
                                                                             -------------    -------------    -------------
      Total assets                                                              54,752,093       19,557,965       20,745,297
                                                                             -------------    -------------    -------------
LIABILITIES
Payables:
   Bank overdraft                                                            $          --    $     107,492    $     198,089
   Investments purchased                                                         3,837,772               --               --
   Capital shares redeemed                                                         185,512           14,430            5,445
   Collateral on securities loaned                                               1,378,040        2,550,380               --
   Dividends                                                                            --               --               --
   To investment advisor                                                            22,110            8,266           15,462
Unrealized loss on forward currency contracts                                           --               --               --
Other Liabilites                                                                    47,865           73,808           58,949
                                                                             -------------    -------------    -------------
      Total Liabilities                                                          5,471,299        2,754,376          277,945
                                                                             -------------    -------------    -------------
NET ASSETS                                                                      49,280,794       16,803,589       20,467,352
                                                                             -------------    -------------    -------------
  * Investments, at cost                                                        51,175,232       22,222,364       19,270,646
                                                                             -------------    -------------    -------------
 ** Foreign currencies, at cost                                                    451,790               --               --
                                                                             -------------    -------------    -------------
NET ASSETS CONSIST OF:
Paid-in capital                                                              $  65,586,163    $ 223,143,841    $  54,938,413
Undistributed net investment income (loss)                                         (34,430)        (245,698)        (222,446)
Accumulated net realized gain (loss) on investments and foreign currencies     (13,092,470)    (200,729,674)     (35,497,533)
Net unrealized appreciation (depreciation ) of investments and of other
   assets and liabilities denominated in foreign currencies                     (3,178,469)      (5,364,880)       1,248,918
                                                                             -------------    -------------    -------------
Net Assets applicable to all shares outstanding                              $  49,280,794    $  16,803,589    $  20,467,352
                                                                             -------------    -------------    -------------
Net Assets of Institutional Shares                                              49,280,677       16,803,589       20,467,352
Net Assets of Retirement shares                                              $         117    $          --    $          --
                                                                             -------------    -------------    -------------

Institutional Shares outstanding                                                 4,861,760        1,689,248        1,163,721
Retirement Shares outstanding                                                           12               --               --
                                                                             -------------    -------------    -------------
Net Asset Value - Institutional Share                                        $       10.14    $        9.95    $       17.59
Net Asset Value - Retirement Share                                           $       10.12    $          --    $          --
                                                                             -------------    -------------    -------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                                                       GLOBAL          GLOBAL          GLOBAL
                                                                       SELECT        TECHNOLOGY      HEALTH CARE
INVESTMENT INCOME
Dividends, net of foreign taxes*                                    $    230,025    $     21,070    $     65,012
Interest                                                                   3,360           8,139           3,599
Securities Lending                                                         1,154           7,399             927
                                                                    ------------    ------------    ------------
   Total Income                                                          234,539          36,608          69,538
                                                                    ------------    ------------    ------------
EXPENSES
Advisory fee                                                             166,983         162,422         206,816
Accounting and administration fees                                        26,072          27,894          22,973
Custodian fees                                                            34,760          33,356          27,520
Transfer agent fees and expenses                                          11,650          20,820          22,420
Shareholder servicing fees                                                    --              --              --
Administrative services                                                   20,873          16,242          20,682
Professional fees                                                          6,509          11,060           6,529
Shareholder reporting                                                      3,262           3,576           4,834
Registration fees                                                          1,726           7,627           8,594
Trustees' fees and expenses                                                1,125           1,312           1,788
Interest and credit facility fee                                          10,792           1,747             708
Insurance                                                                     --           6,535           5,011
Miscellaneous                                                              1,517           4,482           4,056
                                                                    ------------    ------------    ------------
   Total Expenses                                                        285,269         297,073         331,931
Expenses (reimbursed)/recouped                                           (39,318)        (53,133)        (39,947)
                                                                    ------------    ------------    ------------
   Net Expenses                                                          245,951         243,940         291,984
                                                                    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS)                                             (11,412)       (207,332)       (222,446)
                                                                    ------------    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain from:
   Securities                                                         (5,493,344)    (12,802,292)    (15,474,650)
   Foreign currency transactions                                         (44,324)          3,618            (480)
                                                                    ------------    ------------    ------------
      Net realized gain (loss)                                        (5,537,668)    (12,798,674)    (15,475,130)
                                                                    ------------    ------------    ------------
Change in unrealized appreciation (depreciation) of:
   Investments                                                        (7,349,365)    (10,217,725)     (3,461,092)
   Other assets and liabilities denominated in foreign currencies         (4,749)            371             675
                                                                    ------------    ------------    ------------
   Net unrealized appreciation (depreciation)                         (7,354,114)    (10,217,354)     (3,460,417)
                                                                    ------------    ------------    ------------
NET GAIN (LOSS) ON INVESTMENTS                                       (12,891,782)    (23,016,028)    (18,935,547)
                                                                    ------------    ------------    ------------
NET INCREASE (DECREASE) IN NET
   ASSETS RESULTING FROM OPERATIONS                                 $(12,903,194)   $(23,223,360)   $(19,157,993)
                                                                    ------------    ------------    ------------
   *Foreign taxes withheld                                          $     21,588    $      1,187    $        266
                                                                    ------------    ------------    ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2002 MARCH 31, 2002

                                                                              GLOBAL SELECT                 GLOBAL TECHNOLOGY
                                                                       -------------------------------------------------------------
                                                                       SEPTEMBER 30,                   SEPTEMBER 30,
                                                                           2002          MARCH 31,         2002          MARCH 31,
                                                                        (UNAUDITED)        2002         (UNAUDITED)        2002
                                                                       ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                        $    (11,412)   $   (135,875)   $   (207,332)   $   (285,788)
   Net realized gain (loss)                                              (5,537,668)     (5,333,672)    (12,798,674)    (49,687,039)
   Net unrealized appreciation (depreciation)                            (7,354,114)      5,325,253     (10,217,354)     41,199,587
                                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets from investment operations  (12,903,194)       (144,294)    (23,223,360)     (8,773,240)
                                                                       ------------    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
      Institutional Class                                                        --              --              --              --
      Retirement Class                                                           --              --              --              --
   From net realized gains
      Institutional Class                                                        --              --              --              --
      Retirement Class                                                           --              --              --              --
                                                                       ------------    ------------    ------------    ------------
      Total distributions                                                        --              --              --              --
                                                                       ------------    ------------    ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold
      Institutional Class                                                27,616,225      33,703,058       4,850,000      40,561,990
      Retirement Class                                                           --             150              --              --
   Distributions reinvested
      Institutional Class                                                        --              --              --              --
      Retirement Class                                                           --              --              --              --
   Cost of shares redeemed
      Institutional Class                                                (6,651,294)     (7,363,152)    (22,616,949)    (49,616,643)
      Retirement Class                                                           --              --              --              --
                                                                       ------------    ------------    ------------    ------------
      Net increase (decrease) in net assets from share transactions      20,964,931      26,340,056     (17,766,949)     (9,054,653)
                                                                       ------------    ------------    ------------    ------------
      Net Increase (Decrease) in Net Assets                               8,061,737      26,195,762     (40,990,309)    (17,827,893)
NET ASSETS
   Beginning                                                             41,219,057      15,023,295      57,793,898      75,621,791
                                                                       ------------    ------------    ------------    ------------
   Ending                                                              $ 49,280,794    $ 41,219,057    $ 16,803,589    $ 57,793,898
                                                                       ------------    ------------    ------------    ------------
Undistributed net investment income (loss), ending                     $    (34,429)   $    (23,018)   $   (245,698)   $    (38,366)
                                                                       ------------    ------------    ------------    ------------
INSTITUTIONAL CLASS - CAPITAL SHARE ACTIVITY
   Shares sold                                                            2,393,513       2,447,740         329,923       1,853,554
   Distributions reinvested                                                      --              --              --              --
   Shares redeemed                                                         (547,742)       (600,345)     (1,575,537)     (2,313,856)
                                                                       ------------    ------------    ------------    ------------
   Net Institutional Share Activity                                       1,845,771       1,847,395      (1,245,614)       (460,302)
                                                                       ------------    ------------    ------------    ------------
RETIREMENT CLASS - CAPITAL SHARE ACTIVITY
   Shares sold                                                                   --              12              --              --
   Distributions reinvested                                                      --              --              --              --
   Shares redeemed                                                               --              --              --              --
                                                                       ------------    ------------    ------------    ------------
   Net Retirement Share Activity                                                 --              12              --              --
                                                                       ------------    ------------    ------------    ------------

                                                                             GLOBAL HEALTH CARE
                                                                       -------------------------------
                                                                          SEPTEMBER 30,
                                                                              2002          MARCH 31,
                                                                           (UNAUDITED)        2002
                                                                          ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
   Net investment income (loss)                                           $   (222,446)   $   (866,258)
   Net realized gain (loss)                                                (15,475,130)      2,709,456
   Net unrealized appreciation (depreciation)                               (3,460,417)      1,774,191
                                                                          ------------    ------------
      Net increase (decrease) in net assets from investment operations     (19,157,993)      3,617,389
                                                                          ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income
      Institutional Class                                                           --              --
      Retirement Class                                                              --              --
   From net realized gains
      Institutional Class                                                           --              --
      Retirement Class                                                              --              --
                                                                          ------------    ------------
      Total distributions                                                           --              --
                                                                          ------------    ------------
FROM CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold
      Institutional Class                                                    3,596,284      59,276,124
      Retirement Class                                                              --              --
   Distributions reinvested
      Institutional Class                                                           --              --
      Retirement Class                                                              --              --
   Cost of shares redeemed
      Institutional Class                                                  (57,148,058)    (57,820,203)
      Retirement Class                                                              --              --
                                                                          ------------    ------------
      Net increase (decrease) in net assets from share transactions        (53,551,774)      1,455,921
                                                                          ------------    ------------
      Net Increase (Decrease) in Net Assets                                (72,709,767)      5,073,310
NET ASSETS
   Beginning                                                                93,177,119      88,103,809
                                                                          ------------    ------------
   Ending                                                                 $ 20,467,352    $ 93,177,119
                                                                          ------------    ------------
Undistributed net investment income (loss), ending                        $   (222,446)   $         --
                                                                          ------------    ------------
INSTITUTIONAL CLASS - CAPITAL SHARE ACTIVITY
   Shares sold                                                                 178,187       2,240,697
   Distributions reinvested                                                         --              --
   Shares redeemed                                                          (2,752,573)     (2,336,350)
                                                                          ------------    ------------
   Net Institutional Share Activity                                         (2,574,386)        (95,653)
                                                                          ------------    ------------
RETIREMENT CLASS - CAPITAL SHARE ACTIVITY
   Shares sold                                                                      --              --
   Distributions reinvested                                                         --              --
   Shares redeemed                                                                  --              --
                                                                          ------------    ------------
   Net Retirement Share Activity                                                    --              --
                                                                          ------------    ------------


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)


NOTE A -- ORGANIZATION

Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of sixteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and ten Funds offer Retirement shares ("Class R"). Class I and Class R shares have no sales charge or distribution fee, but Class R shares have a shareholder servicing fee. The Global Select, Global Health Care and Global Technology Class I shares are covered in this report with each Fund's operations accounted for separately.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

FOREIGN CURRENCY TRANSACTIONS

At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

The Funds may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

The Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund to access the securities market of a country from which the Fund would otherwise be precluded. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in the value of the underlying security. Aside from market risk of the underlying security, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

The market value of securities on loan and the related collateral at September 30, 2002 were:

                              MARKET VALUE                   COLLATERAL
FUND                           (IN 000'S)                    (IN 000'S)
                               ----------                    ----------
Global Select                     1,330                         1,378
Global Technology                 2,400                         2,550

CREDIT FACILITY

The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended September 30, 2002, the Funds had no borrowings against the line of credit.

FEDERAL INCOME TAXES

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.


Global Select Fund's utilization after a Reorganization of (1) carryovers of pre-Reorganization capital losses realized by the Target participating therein and (2) certain capital losses (i.e, those attributable to that Target's built-in unrealized capital losses as of the Effective Time) that Global Select Fund realizes after the Reorganization and otherwise would use to offset its capital gains will be subject to limitation under the Code. That limitation, which is applied annually, is the Target's NAV at the time of the Reorganization multiplied by the long-term tax-exempt rate (4.65% for December 2002).


Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects the capital loss carryforwards as of March 31, 2002.

                                         CAPITAL LOSS
                                         CARRYFORWARD                   EXPIRATION
FUND                                      (IN 000'S)                       DATE
                                          ----------                       ----
Global Select                                7,168                        3/31/10
Global Technology                           52,122                        3/31/09
                                           134,972                        3/31/10
Global Health Care                          18,056                        3/31/10

DISTRIBUTIONS TO SHAREHOLDERS

The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

The tax character of distributions paid during the fiscal year ended March 31, 2002 were as follows:

                                                           DISTRIBUTION PAID FROM:
                            ------------------------------------------------------------------------------------
FUND                                              NET              TOTAL                               TOTAL
                               ORDINARY        LONG TERM          TAXABLE          TAX RETURN      DISTRIBUTIONS
                                INCOME       CAPITAL GAIN      DISTRIBUTIONS       OF CAPITAL         PAID(1)
                                ------       ------------      -------------                          -------
Global Select                     --              --                --                --                --
Global Technology                 --              --                --                --                --
Global Health Care                --              --                --                --                --

As of March 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                         COMPONENTS OF ACCUMULATED EARNINGS/(DEFICIT):
                       -------------------------------------------------------------------------------------------------------
FUND                    UNDISTRIBUTED UNDISTRIBUTED  ACCUMULATED       ACCUMULATED           UNREALIZED            TOTAL
                          ORDINARY      LONG-TERM                      CAPITAL AND         APPRECIATION/        ACCUMULATED
                           INCOME     CAPITAL GAINS   EARNINGS         OTHER LOSSES        (DEPRECIATION)    EARNING/(DEFICIT)
                           ------     -------------   --------         ------------        --------------    -----------------
Global Select                --            --            --           (7,194,831)(5)        3,792,656(1)         (3,402,175)
Global Technology            --            --            --         (187,131,523)(4)        4,014,631(3)       (183,116,892)
Global Health Care           --            --            --          (18,056,173)(2)        2,743,105(3)        (15,313,068)

(1) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year forward contracts marked-to-market.

(2) On March 31, 2002, the Fund had a net capital loss carryforward of approximately $18,056,713 which will expire on March 31, 2010.

(3) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(4) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $187,093,157 which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses.

(5) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $7,168,402 which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

The Global Technology Fund invests in the Indian and certain other Southeast Asia stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a subsidiary company of each of the Funds and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia markets where deemed appropriate or advisable by the Investment Adviser. Each Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Fund using consolidation accounting principles.

NOTE C -- TRANSACTIONS WITH AFFILIATES

Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Global Technology and Global Healthcare                                    1.00%


Global Select                                                              0.80%

Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%.

The Investment Adviser has agreed to limit the Fund's expenses to certain levels through March 31, 2003. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes, brokerage, and the costs of establishing and maintaining The Mauritius Subsidiary) when they fall below the limit.

                                            EXPENSE LIMIT
                                            -------------
                                                             UNRECOUPED
                                 CLASS                       AMOUNTS AT
FUND                         INSTITUTIONAL                    09/30/02
                             -------------                    --------
Global Select                    1.05%                         433,704
Global Technology                1.40%                          65,998
Global Health Care               1.40%                          39,947


Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 2002 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2002, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                     NET
                                                                      GROSS          GROSS        UNREALIZED
                                                                   UNREALIZED     UNREALIZED     APPRECIATION
                           PURCHASES      SALES       TAX COST    APPRECIATION   DEPRECIATION   (DEPRECIATION)
FUND                       (IN 000'S)   (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)      (IN 000'S)
----                       ----------   ----------   ----------    ----------     ----------      ----------
Global Select                73,464       53,290        51,175         1,193          4,372          (3,179)
Global Technology            29,598       43,735        22,222           659          6,024          (5,365)
Global Health Care           92,689      146,944        19,271         1,651            403           1,248

NOTE E -- FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

NOTE F CORPORATE GOVERNANCE (UNAUDITED)

                               TERM OF                                             NUMBER OF
                              OFFICE AND                                         PORTFOLIOS IN
                  POSITION(S)  LENGTH OF                                         FUND COMPLEX
NAME, ADDRESS (1)  HELD WITH     TIME             PRINCIPAL OCCUPATION(S)         OVERSEEN BY           OTHER DIRECTORSHIPS
AND AGE              FUND     SERVED (2)            DURING PAST 5 YEARS             TRUSTEE               HELD BY TRUSTEE
DISINTERESTED
TRUSTEES:

WALTER E. AUCH    Trustee     Since May  Retired; prior thereto, Chairman and     16            Trustee, Brinson Relationship Funds
(80)                          1999       CEO of Chicago Board of Options                        (since 1994) and Brinson
                                         Exchange (1979-1986).                                  Supplementary Trust (since 1997);
                                                                                                Director, Thompson Asset Management
                                                                                                Corp (since 1987); Director, Smith
                                                                                                Barney Trak Fund (since 1992) and
                                                                                                Smith Barney Advisors (since 1992);
                                                                                                Director, PIMCO Advisors L.P (since
                                                                                                1994); Director, Banyon Realty
                                                                                                Trust (since 1988), Banyon Mortgage
                                                                                                Investment Fund (since 1989) and
                                                                                                Banyon Land Fund II (since 1988);
                                                                                                Director, Express America Holdings
                                                                                                Corp (since 1992); Director, Legend
                                                                                                Properties, Inc. (since 1987);
                                                                                                Director, Senele Group (since
                                                                                                1988); Director, Fort Dearborn
                                                                                                Income Securities, Inc.
                                                                                                (1987-1995); Trustee,
                                                                                                Nicholas-Applegate Mutual Funds
                                                                                                (1994-1999); Director, Geotek
                                                                                                Industries, Inc. (1987-1998).

DARLENE DEREMER   Trustee     Since May  Managing Director, NewRiver Ebusiness    16            Founding Member and Director,
(46)                          1999       Advisory Services Division; Prior to,                  National Defined Contribution
                                         President and Founder, DeRemer                         Council (since 1997); Trustee,
                                         Associates, a strategic and marketing                  Boston Alzheimer's Association
                                         consulting firm for the financial                      (since 1998); Director, King's Wood
                                         services industry (since 1987); Vice                   Montessori School (since 1995);
                                         President and Director, Asset                          Editorial Board, National
                                         Management Division, State Street Bank                 Association of Variable Annuities
                                         and Trust Company, now referred to as                  since 1997); Director,
                                         State Street Global Advisers,                          Nicholas-Applegate Strategic
                                         (1982-1987); Vice President, T. Rowe                   Opportunities, Ltd. (1994-1997);
                                         Price &                                                Trustee, Nicholas-Applegate Mutual
                                                                                                Funds (1994-1999); Director,


                                         Associates (1979-1982); Member,                        Jurika & Voyles Fund Group
                                         Boston Club (since 1998); Member,                      (since 1994-2000).
                                         Financial Women's Association
                                         Advisory Board (since 1995);
                                         Founder, Mutual Fund Cafe Website.

                               TERM OF                                             NUMBER OF
                              OFFICE AND                                         PORTFOLIOS IN
                  POSITION(S)  LENGTH OF                                         FUND COMPLEX
NAME, ADDRESS (1)  HELD WITH     TIME             PRINCIPAL OCCUPATION(S)         OVERSEEN BY           OTHER DIRECTORSHIPS
AND AGE              FUND     SERVED (2)            DURING PAST 5 YEARS             TRUSTEE               HELD BY TRUSTEE
GEORGE F. KEANE   Trustee     Since May  Consultant, Associated Energy Managers   16            Director, Bramwell Funds (since
(72)                          1999       (since 1994); Prior to, President                      1994); Director, Longview Oil & Gas
                                         Emeritus and founding Chief Executive                  (since 2000); Director, Security
                                         Officer, The Common Fund (1971-1992);                  Capital U.S. Real Estate (since
                                         and Endowment Advisors (1987-1992)                     1997); Director, The Universal Bond
                                         (organizations that provide investment                 Fund (since 1997); Director,
                                         management programs for colleges and                   Universal Stainless & Alloy
                                         universities) ; Member, Investment                     Products Inc. (1994-2000);
                                         Advisory Committee, New York State                     Director, United Water Services and
                                         Common Retirement Fund (since 1982).                   affiliated companies (1996-2000);
                                                                                                Director, and former Chairman of
                                                                                                the Board, Trigen Energy
                                                                                                Corporation (1994-2000); Trustee,
                                                                                                Nicholas-Applegate Mutual Funds
INTERESTED                                                                                      (1994-1999).
TRUSTEES:

E. BLAKE MOORE,   Trustee and Since      Managing General Counsel,                16            Director, Nicholas-Applegate
JR. (44)          Chairman    February   Nicholas-Applegate Capital Management                  Southeast Asia Fund (Since 2000).
                              2002       LLC, Nicholas-Applegate Securities
                                         LLC, Nicholas-Applegate Holdings LLC
                                         and Nicholas-Applegate Securities
                                         International LDC (Since 1995).
OFFICERS:
E. BLAKE MOORE,   President   Since May  Managing General Counsel,                16            Director, Nicholas-Applegate
JR. (44)                      2001       Nicholas-Applegate Capital Management                  Southeast Asia Fund (Since 2000).
                                         LLC, Nicholas-Applegate Securities
                                         LLC, Nicholas-Applegate Holdings LLC
                                         and Nicholas-Applegate Securities
                                         International LDC (Since 1995).

CHARLES H.        Secretary   Since May  Deputy General Counsel,                  16            Director, Nicholas-Applegate U.S.
FIELD, JR. (46)               2001       Nicholas-Applegate Capital Management                  Growth Equity Fund (Since 1996);
                                         (Since 1996).                                          Director, Nicholas-Applegate
                                                                                                Southeast Asia Fund (Since 1999).
                                                                                                Director, Nicholas-Applegate


                                                                                                Strategic Opportunities Fund, LLC
                                                                                                (1996-2000); Director, Torrey Pines
                                                                                                Fund, Ltd. (Since 1999).

C. WILLIAM        Treasurer   Since May  Managing Chief Financial Officer,        16            NA
MAHER (41)                    1999       Nicholas-Applegate Capital Management,
                                         Nicholas-Applegate Securities, (Since
                                         1998); Co-Managing Chief Financial
                                         Officer Nicholas-Applegate Holdings LLC
                                         (Since 2001). Formerly Chief Financial
                                         Officer, Mitchell Hutchins Asset
                                         Management, Inc. (1990-1998).

(1) Unless otherwise noted, the address of the Trustees and Officers is c/o:
Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.

(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

                      NICHOLAS-APPLEGATE INSITUTIONAL FUNDS
                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

         Indemnification provisions for officers and trustees of Registrant are set forth in Article V, Section 2 of the Amended and Restated Declaration of Trust, and are hereby incorporated by reference. See Item 16(1) below. Under this Article, officers and trustees will be indemnified to the fullest extent permitted to trustees by laws applicable to a Delaware business trust, subject only to such limitations as may be required by the Investment Management Company Act of 1940, as amended ("1940 Act"), and the rules thereunder. Under the 1940 Act, trustees and officers of Registrant cannot be protected against liability to Registrant or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. Registrant also maintains liability insurance policies covering its trustees and officers.

Item 16.       EXHIBITS

     (1) (a) Declaration of Trust, filed with Registration Statement on December 31, 1992 and incorporated herein by reference

               (b) Amended and Restated Declaration of Trust, filed with Amendment No. 1 to Registration Statement on March 17, 1993 and incorporated herein by reference

               (c) Amended and Restated Declaration of Trust dated February 19, 1999, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (d) Amendment No. 1 to the Amended and Restated Declaration of Trust dated February 19, 1999, filed with Registration Statement on June 18, 1999 and incorporated herein by reference

     (2)       (a) Amended By-Laws, filed with Amendment No. 2 to
               Registration Statement on April 6, 1993 and incorporated herein by reference

               (b) Amended By-Laws dated February 19, 1999, filed with Registration Statement on May 6, 1993 and incorporated herein by reference

     (3)       Voting trust agreement - none

     (4) Plan of Reorganization and Termination by Nicholas-Applegate Institutional Funds on behalf of Nicholas-Applegate Global Select Fund, Nicholas-Applegate Global - filed herewith

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               Technology Fund and Nicholas-Applegate Global Health Care Fund -
               filed herewith

     (5) Provisions of instruments defining the rights of holders of securities are contained in Articles VI and VII of Registrant's Amended and Restated Declaration of Trust

     (6) (a) Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (b) Form of letter agreement dated August 31, 1999 between Registrant and Nicholas-Applegate Capital Management, filed with Registration Statement on June 18, 1999 and incorporated herein by reference

               (c) Form of Sub-Investment Advisory Agreement between Registrant and Criterion Investment Management LLC, filed with Post-Effective Amendment No. 4 to Registration Statement on
               May 25, 2000 and incorporated herein by reference

               (d) Proposed Investment Advisory Agreement between Registrant and Nicholas-Applegate Capital Management, filed with Post-Effective Amendment No. 5 to Registration Statement on November 30, 2000 and incorporated herein by reference

               (e) Proposed Sub-Investment Advisory Agreement between Registrant and Criterion Investment Management LLC, filed with Post-Effective Amendment No. 5 to Registration Statement on November 30, 2000 and incorporated herein by reference

               (f) Form of letter agreement dated February 9, 2001 between Registrant and Nicholas-Applegate Capital Management amending the Investment Advisory Agreement, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (g) Letter agreement dated May 8, 2001 between Registrant and Nicholas-Applegate Capital Management Amending the Investment Advisory Agreement dated January 31, 2001, filed with Post-Effective Amendment No. 9 to Registration Statement on October 1, 2001 and incorporated herein by reference

     (7)       (a) Distribution Agreement between Registrant and
               Nicholas-Applegate Securities dated May 10, 1999, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (b) Distribution Agreement between Registrant and
               Nicholas-Applegate Securities, filed with Post-Effective Amendment No. 5 to Registration Statement on November 30, 2000 and incorporated herein by reference

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     (8)       Benefit Plan for trustees or officers of Registrant in their capacity as such - none

     (9) (a) Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (b) Foreign Custody Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (c) Amendment to Custodian Serviecs Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (d) Cash Management Authorization Services Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (e) Form of letter agreement between Restrant and Brown Brothers Harriman & Co. amending Foreign Custody Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (f) Form of letter agreement between Registrant and Brown
               Brother s Harriman & Co. amending Custodian Services Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (g) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. amending Cash Management Authorization Services Agreement dated May 1, 1999, filed with Post-Effecgive Amendment No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (h) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. amending Cash Management Authorization Services Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (i) 17f-5 Delegation Schedule between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (j) Amendment to Custodian Services Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001, filed with Post-Effective Amendment No. 7 to Registration Statement on April 10, 2001 and with Post-Effective Amendment No. 8 to Registration Statement on May 30, 2001 and incorporated herein by reference


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     (10)      (a) Rule 12b-1 Plan for Class R Shares, filed with Registration
               Statement on May 6, 1999 and incorporated herein by reference

               (b) Rule 18f-3 Plan between Registrant and Nicholas-Applegate Capital Management, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

     (11) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid, and non-assessable - filed herewith

     (12) Opinion and consent of counsel as to the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement - to be filed by Amendment within a reasonable time after closing.

     (13) (a) Administration and Fund Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co., filed with Registration Statement on May 6, 1999 and incorporated herein by reference

     (14)      Consent of Ernst & Young - filed herewith

               (b) Administrative Services Agreement between Registrant and Nicholas-Applegate Capital Management, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (c) License Agreement between Registrant and Nicholas-Applegate Cpital Management, filed with Registration Statement on May 6, 1999 and incorporated herein by reference

               (d) Expense Limitation Agreements between Registrant and Nicholas-Applegate Capital Management on May 6, 1999 and incorporated herein by reference, and on May 20, 2002 and November 8, 2002 - filed herewith

               (e) Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company, filed with Registration Statement on May 27, 1999 and incorporated herein by reference

               (f) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. Amending to Adminstration and Fund Accounting Agency Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 4 to Registration Statement on May 27, 2000 and incorporated herein by reference

               (g) Form of letter agreement between Registration and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed with Registration Statement on June 18, 1999 and incorporated herein by reference

               (h) Form of letter agreement between Registrant and State Street Bank and Trust Company amending Transfer Agency and Service Agreement, filed with Registration Statement on June 18, 1999 and incorporated herein by reference


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               (i) Credit Agreement between Registrant and BankBoston, N.A., dated December 21, 1999, filed with Post-Effective Amendment
               No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (j) Master Securities Lending Agreement between Registrant and Goldman, Sachs & Co. dated July 22, 1999, filed with Post-Effective Amendment No. 4 to Registration Statement on May 25, 2000 and incorporated herein by reference

               (k) Administrative Service Agreement between Registrant and Nicholas-Applegate Capital Management, filed with Post-Effective Amendment No. 5 to Registration Statement on November 30, 2000 and incorporated herein by reference

               (l) Form of letter agreement between Registrant and Brown Brothers Harriman & Co. amending Adminstration and Fund Accounting Agency Agreement dated May 1, 1999, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and with Post-Effective Amendment No. 7 to Registration Statement on April 10, 2001 and incorporated herein by reference

               (m) Form of letter agreement between Registrant and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (n) Form of letter agreement between Registrant and State Street Bank and Trust Company amending Transfer Agency and Service Agreement, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (o) Form of letter agreement between Registrant and Fleet Bank (formally BankBoston, N.A.) amending Credit Agreement dated December 21, 1999, filed with Post-Effective Amendment No. 6 to Registration Statement on February 14, 2001 and incorporated herein by reference

               (p) Amendment to Administration and Fund Accouting Agreement between Registrant and Brown Brothers Harriman & Co. dated February 14, 2001, filed with Post-Effective Amendment No. 7 to Registration Statement on April 10, 2001 and incorporated herein by reference

               (q) Letter agreement dated May 18, 2001 between Registrant and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed with Post-Effective Amendment No. 8 to Registration Statement on May 30, 2001 and incorporated herein by reference

               (r) Letter agreement dated September 27, 2001 between Registrant and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed

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               with Post-Effective Amendment No. 9 to Registration Statement on
               October 1, 2001 and incorporated herein by reference

               (s) Letter agreement dated May 17, 2002 between Registrant and Nicholas-Applegate Capital Management amending Expense Limitation Agreement, filed with Post-Effective Amendment No.10 to Registration Statement on May 20, 2002 and incorporated herein by reference

     (14)      Consent of Ernst & Young LLP - filed herewith

     (15)      Financial statements omitted from part B - none.

     (16) (a) Limited Powers of Attorney of Trustees filed with Post-Effective Amendment No. 12 to Registration Statement on August 1, 1994 and incorporated herein by reference

               (b) Limited Powers of Attorney of Walter E. Auch, filed with Amendment No. 14 to Registration Statement on September 26, 1994 and incorporated herein by reference

               (c) Limited Powers of Attorney of Trustees - filed herewith

     (17)      Additional Exhibits:
               Form of Proxy Card - filed herewith

Item 17.       UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public re-offering of the securities registered through the use of the prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the re-offering prospectus will contain the information called for by the applicable registration form for re-offering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (3) The undersigned Registrant agrees to file an amendment to the Registration Statement, pursuant to Rule 485(b) of Regulation C of the 1933 Act, for the purpose of including Exhibit 12, Opinion of Counsel Supporting Tax Matters with a reasonable time after closing.


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Pursuant to the requirements of the Securities Act of 1933, as amended (the
"1933 Act"), the Registrant has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of San Diego and the State of California on the 24th day of December.

                                       NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS


                                           By: /s/
                                              _______________________________
                                                    Charles H. Field, Jr.
                                                    Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on December 24, 2002.

/s/
----------------------
Blake Moore, Jr.
Chairman of the Board, Trustee and President
E. Blake Moore, Jr.


----------------------
William Maher
Principal Financial and Accounting Officer

/s/
----------------------
Charles H. Field, Jr.
Secretary


----------------------
Walter E. Auch
Trustee


----------------------
Darlene DeRemer
Trustee


----------------------
George F. Keane
Trustee

/s/
----------------------
By Charles H. Field, Jr.
Attorney In Fact

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